                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2010

                    Date of reporting period: August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
AGENCY SECURITIES: 72.69%
US TREASURY BONDS: 49.68%
$1,242,212   US TREASURY BOND - INFLATION PROTECTED     0.50%      04/15/2015    $  1,265,990
 3,249,587   US TREASURY BOND - INFLATION PROTECTED     1.25       04/15/2014       3,398,356
 2,448,800   US TREASURY BOND - INFLATION PROTECTED     1.25       07/15/2020       2,519,011
 3,467,216   US TREASURY BOND - INFLATION PROTECTED     1.38       07/15/2018       3,654,934
 1,597,152   US TREASURY BOND - INFLATION PROTECTED     1.63       01/15/2018       1,709,451
 3,516,856   US TREASURY BOND - INFLATION PROTECTED     1.75       01/15/2028       3,709,735
 4,639,532   US TREASURY BOND - INFLATION PROTECTED     1.88       07/15/2015       4,994,382
 2,618,583   US TREASURY BOND - INFLATION PROTECTED     1.88       07/15/2019       2,855,892
 3,422,974   US TREASURY BOND - INFLATION PROTECTED     2.00       07/15/2014       3,674,080
 4,217,213   US TREASURY BOND - INFLATION PROTECTED     2.00       01/15/2016       4,577,654
 3,146,486   US TREASURY BOND - INFLATION PROTECTED     2.00       01/15/2026       3,448,354
 3,467,147   US TREASURY BOND - INFLATION PROTECTED     2.13       01/15/2019       3,847,451
 1,946,424   US TREASURY BOND - INFLATION PROTECTED     2.13       02/15/2040       2,186,687
 2,572,542   US TREASURY BOND - INFLATION PROTECTED     2.38       01/15/2017       2,867,782
 4,741,281   US TREASURY BOND - INFLATION PROTECTED     2.38       01/15/2025       5,435,063
 3,512,925   US TREASURY BOND - INFLATION PROTECTED     2.38       01/15/2027       4,035,473
 1,493,457   US TREASURY BOND - INFLATION PROTECTED     2.63       07/15/2017       1,703,590
 1,375,416   US TREASURY BOND - INFLATION PROTECTED     3.38       04/15/2032       1,850,794
 3,005,393   US TREASURY BOND - INFLATION PROTECTED     3.63       04/15/2028       4,017,601
 3,838,654   US TREASURY BOND - INFLATION PROTECTED     3.88       04/15/2029       5,318,037
                                                                                   67,070,317
                                                                                 ------------
US TREASURY NOTES: 23.01%
 2,005,859   US TREASURY NOTE - INFLATION PROTECTED     0.63       04/15/2013       2,050,365
 2,943,389   US TREASURY NOTE - INFLATION PROTECTED<<   1.38       01/15/2020       3,071,703
 3,196,424   US TREASURY NOTE - INFLATION PROTECTED     1.63       01/15/2015       3,385,211
 5,406,011   US TREASURY NOTE - INFLATION PROTECTED     1.88       07/15/2013       5,718,543
 1,885,221   US TREASURY NOTE - INFLATION PROTECTED     2.00       04/15/2012       1,947,522
 3,362,145   US TREASURY NOTE - INFLATION PROTECTED     2.00       01/15/2014       3,584,100
 2,568,877   US TREASURY NOTE - INFLATION PROTECTED     2.50       07/15/2016       2,882,359
 2,111,762   US TREASURY NOTE - INFLATION PROTECTED     2.50       01/15/2029       2,478,680
 5,255,494   US TREASURY NOTE - INFLATION PROTECTED     3.00       07/15/2012       5,572,053
   362,142   US TREASURY NOTE - INFLATION PROTECTED     3.38       01/15/2012         379,344
                                                                                   31,069,880
                                                                                 ------------
TOTAL AGENCY SECURITIES (COST $91,681,992)                                         98,140,197
                                                                                 ------------
SHORT-TERM INVESTMENTS: 2.12%
CORPORATE BONDS & NOTES: 1.13%
   705,985   GRYPHON FUNDING LIMITED(V)(A)(I)           0.00        08/05/2011        284,866
 2,212,402   VFNC CORPORATION(V)+++/-(A)(I)             0.33        09/29/2011      1,222,657
                                                                                    1,507,523
                                                                                 ------------

  SHARES                                               YIELD
----------                                            --------
INVESTMENT COMPANIES: 0.99%
   307,644   WELLS FARGO ADVANTAGE GOVERNMENT MONEY
             MARKET FUND(U)(L)                          0.07                          307,645
 1,029,556   WELLS FARGO SECURITIES LENDING CASH
             INVESTMENTS LLC(V)(U)(L)                   0.31                        1,029,556
                                                                                    1,337,201
                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,409,867)                                      2,844,724
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $94,091,859)*                        74.81%                             $100,984,921
OTHER ASSETS AND LIABILITIES, NET             25.19                                34,033,828
                                             ------                              ------------
TOTAL NET ASSETS                             100.00%                             $135,018,749
                                             ------                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2010 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(L)  INVESTMENT IN AN AFFILIATE.

<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $94,091,859 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $6,893,062
GROSS UNREALIZED DEPRECIATION            0
                                ----------
NET UNREALIZED APPRECIATION     $6,893,062

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
AGENCY SECURITIES: 2.56%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
$       55   FHLMC #410425+/-                           2.82%      09/01/2026    $         58
                                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.37%
 5,000,000   FNMA #874331                               5.07       02/01/2012       5,206,109
 4,318,636   FNMA #880156                               5.50       02/01/2036       4,587,633
                                                                                    9,793,742
                                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.19%
    97,414   GNMA #345066                               6.50       10/15/2023         108,443
    59,130   GNMA #346960                               6.50       12/15/2023          65,824
    56,817   GNMA #354692                               6.50       11/15/2023          63,250
   128,071   GNMA #361398                               6.50       01/15/2024         143,572
    51,484   GNMA #366641                               6.50       11/15/2023          57,313
    34,341   GNMA #473918                               7.00       04/15/2028          39,234
     8,639   GNMA #531965                               7.72       12/15/2041           9,220
   278,570   GNMA #780626                               7.00       08/15/2027         317,607
                                                                                      804,463
                                                                                 ------------
TOTAL AGENCY SECURITIES (COST $9,951,544)                                          10,598,263
                                                                                 ------------
ASSET BACKED SECURITIES: 4.58%
 2,935,849   CHASE FUNDING MORTGAGE LOAN SERIES
             2002-1 CLASS 1A5(0)(0)                     6.60       02/25/2032       3,084,336
 2,100,000   CIT EQUIPMENT COLLATERAL SERIES
             2010-VT1A CLASS A2++                       1.51       05/15/2012       2,103,100
    21,555   COUNTRYWIDE ASSET BACKED CERTIFICATES
             SERIES 2006-S4 CLASS A6                    5.83       07/25/2034          10,824
 1,197,955   COUNTRYWIDE ASSET BACKED CERTIFICATES
             SERIES 2007-S2 CLASS A6                    5.78       05/25/2037         684,382
   332,117   GMAC MORTGAGE CORPORATION LOAN TRUST
             SERIES 2005-HE1 CLASS A1VN+/-              0.48       08/25/2035         142,047
   719,638   GREEN TREE FINANCIAL CORPORATION
             SERIES 1997-7 CLASS A8                     6.86       07/15/2029         757,094
   257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS
             A+/-++                                     0.60       01/25/2035         241,264
 2,129,009   HFC HOME EQUITY LOAN ASSET BACKED
             CERTIFICATES SERIES 2005-2 CLASS A1+/-     0.54       01/20/2035       1,883,210
 1,800,000   KEYCORP STUDENT LOAN TRUST SERIES
             1999-B CLASS CTFS+/-                       1.04       11/25/2036       1,103,040
 2,012,503   RAAC SERIES 2007-RP4 CLASS A+/-++(I)       0.61       11/25/2046       1,074,622
   118,091   SMALL BUSINESS ADMINISTRATION
             PARTICIPATION CERTIFICATES SERIES
             2003-P10A CLASS 1                          4.52       02/01/2013         123,703
 1,895,793   SMALL BUSINESS ADMINISTRATION
             PARTICIPATION CERTIFICATES SERIES
             2006-20B CLASS 1                           5.35       02/01/2026       2,090,969
   949,128   SMALL BUSINESS ADMINISTRATION
             PARTICIPATION CERTIFICATES SERIES
             2006-20H CLASS 1                           5.70       08/01/2026       1,067,029
 1,869,700   SMALL BUSINESS ADMINISTRATION
             PARTICIPATION CERTIFICATES SERIES
             2007-20J CLASS 1                           5.57       10/01/2027       2,097,195
 2,828,176   STRUCTURED ASSET SECURITIES
             CORPORATION SERIES 2007-RM1 CLASS
             A1+/-++(I)(A)                              0.54       05/25/2047       1,470,652
 1,739,158   WACHOVIA ASSET SECURITIZATION
             INCORPORATED SERIES 2007-HE2A
             CLASS A+/-++                               0.39       07/25/2037       1,028,886
TOTAL ASSET BACKED SECURITIES (COST $23,183,093)                                   18,962,353
                                                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.64%
 1,356,492   COUNTRYWIDE ALTERNATIVE LOAN TRUST
             SERIES 2005-27 CLASS 3A1+/-                1.73       08/25/2035         785,391
 2,202,663   COUNTRYWIDE HOME LOANS SERIES 2005-R3
             CLASS AF+/-++                              0.66       09/25/2035       1,863,889
 1,862,933   COUNTRYWIDE HOME LOANS SERIES 2006-OA5
             CLASS 1A1+/-                               0.46       04/25/2046       1,012,206

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,284,983   CREDIT SUISSE FIRST BOSTON MORTGAGE
             SECURITIES CORPORATION SERIES 2004-AR5
             CLASS 10A1                                 2.69%      06/25/2034    $  1,206,774
 2,000,000   CREDIT SUISSE MORTGAGE CAPITAL
             CERTIFICATION SERIES 2007-C1 CLASS AAB     5.34       02/15/2040       2,070,912
 1,580,590   FHLMC SERIES 2416 CLASS PE                 6.00       10/15/2021       1,658,057
   498,846   FHLMC STRUCTURED PASS-THROUGH
             SECURITIES SERIES T-20 CLASS A6            7.91       09/25/2029         541,651
 1,937,049   FHLMC STRUCTURED PASS-THROUGH
             SECURITIES SERIES T-58 CLASS 4A            7.50       09/25/2043       2,269,676
   434,414   FNMA GRANTOR TRUST SERIES 2002-T4
             CLASS A2                                   7.00       12/25/2041         503,649
 2,055,815   FNMA GRANTOR TRUST SERIES 2004-T2
             CLASS 1A1                                  6.00       11/25/2043       2,244,051
 2,707,214   FNMA GRANTOR TRUST SERIES 2004-T3
             CLASS A1                                   6.00       02/25/2044       2,955,093
     4,687   FNMA SERIES 1988-5 CLASS Z                 9.20       03/25/2018           4,908
   833,613   FNMA SERIES 2002-90 CLASS A2               6.50       11/25/2042         938,726
 1,620,698   FNMA SERIES 2003-86 CLASS PT               4.50       09/25/2018       1,757,630
 2,900,328   FNMA SERIES 2003-97 CLASS CA               5.00       10/25/2018       3,173,507
   713,400   FNMA SERIES 2003-W4 CLASS 3A               7.00       10/25/2042         827,098
   438,746   FNMA SERIES 2004-W1 CLASS 2A2              7.00       12/25/2033         508,671
 3,225,000   FNMA SERIES 2006-M2 CLASS A2F              5.26       05/25/2020       3,682,227
 4,017,299   FNMA WHOLE LOAN SERIES 2002-W4
             CLASS A4                                   6.25       05/25/2042       4,523,855
 2,475,942   FNMA WHOLE LOAN SERIES 2004-W11
             CLASS 1A3                                  7.00       05/25/2044       2,870,546
 1,139,545   FNMA WHOLE LOAN SERIES 2004-W8
             CLASS 3A                                   7.50       06/25/2044       1,339,677
    51,044   HARBORVIEW MORTGAGE LOAN TRUST SERIES
             2004-11 CLASS 3A2A+/-                      0.61       01/19/2035          33,305
 2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE
             SECURITIES CORPORATION SERIES
             2006-LDP7 CLASS ASB                        6.06       04/15/2045       2,922,999
    29,589   LEHMAN XS TRUST SERIES 2007-5 CLASS P3     6.14       05/25/2037          10,053
    28,535   LF ROTHSCHILD MORTGAGE TRUST SERIES 2
             CLASS Z                                    9.95       08/01/2017          32,017
 2,200,000   MERRILL LYNCH MORTGAGE TRUST SERIES
             2006-C2 CLASS A2                           5.76       08/12/2043       2,396,354
 1,943,855   NOMURA ASSET ACCEPTANCE CORPORATION
             SERIES 2004-R2 CLASS A1++                  6.50       10/25/2034       1,920,943
   812,470   SEQUOIA MORTGAGE TRUST SERIES 10
             CLASS 1A+/-                                0.67       10/20/2027         757,142
 1,089,728   STONEBRIDGE COMMUNICATION 40 YEARS
             LOANS PARTICIPATION                        5.15       05/01/2050       1,165,355
 4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE
             TRUST SERIES 2005-C16 CLASS A4             4.85       10/15/2041       4,322,203
 2,932,949   WASHINGTON MUTUAL COMMERCIAL MORTGAGE
             SECURITIES TRUST SERIES 2007-SL3
             CLASS A1++                                 6.11       03/23/2045       2,922,419
   977,698   WASHINGTON MUTUAL MORTGAGE
             PASS-THROUGH CERTIFICATES SERIES
             2005-AR6 CLASS 2A1A+/-                     0.49       04/25/2045         795,632
 2,243,031   WASHINGTON MUTUAL MORTGAGE
             PASS-THROUGH CERTIFICATES SERIES
             2006-AR3 CLASS A1A+/-                      1.39       02/25/2046       1,683,105
 1,608,398   WASHINGTON MUTUAL MORTGAGE
             PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                       1.34       06/25/2046         713,341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $56,604,985)                                                              56,413,062
                                                                                 ------------
CORPORATE BONDS & NOTES: 12.93%
CONSUMER DISCRETIONARY: 0.34%
DIVERSIFIED CONSUMER SERVICES: 0.07%
   300,000   STEWART ENTERPRISES INCORPORATED
             CLASS A                                    6.25       02/15/2013         300,000
                                                                                 ------------
MEDIA: 0.27%
   545,000   LAMAR MEDIA CORPORATION                    6.63       08/15/2015         545,000
   500,000   TIME WARNER CABLE INCORPORATED             6.20       07/01/2013         563,225
                                                                                    1,108,225
                                                                                 ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
CONSUMER STAPLES: 0.32%
FOOD PRODUCTS: 0.32%
$  375,000   BUNGE LIMITED FINANCE CORPORATION          8.50%      06/15/2019    $    453,440
   750,000   MCCORMICK & COMPANY INCORPORATED           5.75       12/15/2017         881,168
                                                                                    1,334,608
                                                                                 ------------
ENERGY: 0.85%
OIL, GAS & CONSUMABLE FUELS: 0.85%
 1,000,000   CONOCOPHILLIPS                             4.60       01/15/2015       1,121,980
   650,000   EQT CORPORATION                            8.13       06/01/2019         798,661
   400,000   MARKWEST ENERGY PARTNERS                   6.88       11/01/2014         404,000
   750,000   NGPL PIPECO LLC++                          6.51       12/15/2012         787,769
   375,000   QUICKSILVER RESOURCES INCORPORATED         8.25       08/01/2015         382,500
                                                                                    3,494,910
                                                                                 ------------
FINANCIALS: 7.05%
CAPITAL MARKETS: 0.27%
   500,000   CHARLES SCHWAB CORPORATION                 6.38       09/01/2017         588,776
   500,000   MORGAN STANLEY                             4.10       01/26/2015         510,257
                                                                                    1,099,033
                                                                                 ------------
COMMERCIAL BANKS: 3.46%
   700,000   BAC CAPITAL TRUST XIV                      5.63       09/29/2049         476,000
 1,839,000   BANKAMERICA CAPITAL III+/-                 1.10       01/15/2027       1,277,825
 2,000,000   BRANCH BANKING & TRUST CAPITAL TRUST IV    6.82       06/12/2057       1,940,000
 2,000,000   CHASE CAPITAL VI+/-                        1.09       08/01/2028       1,517,044
 1,978,000   COLONIAL BANK NA MONTGOMERY AL             6.38       12/01/2015           1,385
   750,000   CORESTATES CAPITAL TRUST II+/-++           1.18       01/15/2027         560,925
   600,000   HSBC CAPITAL FUNDING LP++                  4.61       12/31/2049         565,165
 1,000,000   JPMORGAN CHASE CAPITAL XVIII               6.95       08/17/2036       1,026,127
 1,508,000   MANUFACTURERS & TRADERS TRUST COMPANY      5.59       12/28/2020       1,464,446
 2,900,000   NATIONAL CAPITAL COMMERCE
             INCORPORATED+/-                            1.51       04/01/2027       1,933,184
   500,000   NATIONAL CITY BANK CLEVELAND OH+/-         0.91       06/07/2017         448,212
   450,000   NTC CAPITAL TRUST SERIES A+/-              1.05       01/15/2027         364,379
   760,000   REGIONS FINANCIAL CORPORATION              5.75       06/15/2015         771,962
 1,375,000   TCF NATIONAL BANK+/-                       2.17       06/15/2014       1,313,125
   700,000   UBS PREFERRED  FUNDING TRUST V SERIES 1    6.24       05/29/2049         662,375
                                                                                   14,322,154
                                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES: 1.92%
 1,685,000   CITIGROUP INCORPORATED                     6.13       11/21/2017       1,820,947
   500,000   DEUTSCHE BANK CAPITAL FUNDING TRUST
             VII++                                      5.63       01/29/2049         415,000
 1,450,000   GENERAL ELECTRIC CAPITAL
             CORPORATION+/-                             0.81       05/05/2026       1,182,920
   750,000   GOLDMAN SACHS CAPITAL II                   5.79       06/01/2043         602,813
 1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A      5.08       08/01/2013       1,456,390
   500,000   MERRILL LYNCH & COMPANY                    6.05       05/16/2016         529,634
 2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II
             LP++##                                     0.00       02/15/2015       1,925,120
                                                                                    7,932,824
                                                                                 ------------
INSURANCE: 0.79%
   520,000   AEGON NV                                   4.75       06/01/2013         552,238
   475,000   METROPOLITAN LIFE GLOBAL FUNDING I++       5.13       06/10/2014         526,196
   950,000   MINNESOTA LIFE INSURANCE COMPANY++         8.25       09/15/2025       1,112,485

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
INSURANCE (CONTINUED)
$  500,000   NEW YORK LIFE GLOBAL FUNDING++             5.38%      09/15/2013    $    552,091
   565,000   NLV FINANCIAL CORPORATION++                7.50       08/15/2033         547,864
                                                                                    3,290,874
                                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS: 0.61%
   750,000   DUKE REALTY LP                             6.75       03/15/2020         837,695
   128,000   HOST MARRIOTT LP                           7.13       11/01/2013         129,920
   400,000   LIBERTY PROPERTY LP                        6.63       10/01/2017         457,748
   500,000   REALTY INCOME CORPORATION                  5.50       11/15/2015         530,217
   500,000   SIMON PROPERTY GROUP LP                    6.75       05/15/2014         578,653
                                                                                    2,534,233
                                                                                 ------------
HEALTH CARE: 0.92%
HEALTH CARE PROVIDERS & SERVICES: 0.77%
 2,496,000   AMERICAN ASSOCIATION OF RETIRED
             PERSONS++                                  7.50       05/01/2031       3,203,768
                                                                                 ------------
PHARMACEUTICALS: 0.15%
   500,000   SCHERING-PLOUGH CORPORATION                6.00       09/15/2017         607,942
                                                                                 ------------
INDUSTRIALS: 1.52%
COMMERCIAL SERVICES & SUPPLIES: 1.39%
   350,000   ACE HARDWARE CORPORATION++                 9.13       06/01/2016         367,500
   825,000   BLACK & DECKER<<                           5.75       11/15/2016         958,486
   600,000   DARTMOUTH COLLEGE                          4.75       06/01/2019         679,224
 2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY      7.25       11/02/2096       3,048,010
   600,000   PEPPERDINE UNIVERSITY                      5.45       08/01/2019         686,418
                                                                                    5,739,638
                                                                                 ------------
ROAD & RAIL: 0.13%
   500,000   RYDER SYSTEM INCORPORATED SERIES MTN       5.85       03/01/2014         552,386
                                                                                 ------------
INFORMATION TECHNOLOGY: 0.23%
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.06%
   250,000   JABIL CIRCUIT INCORPORATED                 8.25       03/15/2018         271,875
                                                                                 ------------
IT SERVICES: 0.17%
   500,000   FISERV INCORPORATED                        6.13       11/20/2012         544,733
   150,000   SUNGARD DATA SYSTEMS INCORPORATED          4.88       01/15/2014         143,625
                                                                                      688,358
                                                                                 ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
MATERIALS: 0.35%
CHEMICALS: 0.20%
$  750,000   VALSPAR CORPORATION                        5.10%      08/01/2015    $    823,562
                                                                                 ------------
METALS & MINING: 0.15%
   176,750   CENTURY ALUMINUM COMPANY                   8.00       05/15/2014         174,541
   100,000   INTERNATIONAL STEEL GROUP                  6.50       04/15/2014         110,105
   295,000   STEEL DYNAMICS INCORPORATED                7.38       11/01/2012         313,438
                                                                                      598,084
                                                                                 ------------
UTILITIES: 1.35%
ELECTRIC UTILITIES: 1.35%
 1,000,000   CENTRAL MAINE POWER COMPANY++              5.70       06/01/2019       1,137,860
 1,000,000   CONNECTICUT LIGHT & POWER                  5.38       03/01/2017       1,127,943
 1,947,406   GREAT RIVER ENERGY++                       5.83       07/01/2017       2,111,592
   350,000   OTTER TAIL CORPORATION                     9.00       12/15/2016         371,875
   819,500   TENASKA ALABAMA II PARTNERS LP++           7.00       06/30/2021         831,793
                                                                                    5,581,063
                                                                                 ------------
TOTAL CORPORATE BONDS & NOTES (COST $53,646,316)                                   53,483,537
                                                                                 ------------
YANKEE CORPORATE BONDS & NOTES: 0.63%
ENERGY: 0.18%
OIL, GAS & CONSUMABLE FUELS: 0.18%
   750,000   BP CAPITAL MARKETS PLC                     3.63       05/08/2014         744,166
                                                                                 ------------
FINANCIALS: 0.45%
COMMERCIAL BANKS: 0.45%
   750,000   BARCLAYS BANK PLC++                        5.93       09/29/2049         656,250
   500,000   RABOBANK NEDERLAND NV++                    4.20       05/13/2014         539,770
   500,000   RABOBANK NEDERLAND NV++                   11.00       06/29/2049         654,300
                                                                                    1,850,320
                                                                                 ------------
TOTAL YANKEE CORPORATE BONDS & NOTES
   (COST $2,600,046)                                                                2,594,486
                                                                                 ------------
MUNICIPAL BONDS & NOTES: 5.47%
ARIZONA: 0.23%
   800,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL
             DISTRICT #28-KYRENE ELEMENTARY
             (PROPERTY TAX REVENUE)                     5.38       07/01/2019         932,920
                                                                                 ------------
CALIFORNIA: 0.23%
   825,000   CALIFORNIA STATE BUILD AMERICA BONDS
             (OTHER REVENUE)                            7.55       04/01/2039         942,711
                                                                                 ------------
GEORGIA: 0.42%
 1,500,000   COUNTY OF CHEROKEE GA (PROPERTY TAX
             REVENUE)                                   5.87       08/01/2028       1,746,795
                                                                                 ------------
ILLINOIS: 0.52%
 1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D
             (PROPERTY TAX REVENUE, NATL-RE INSURED)    5.44       01/01/2024       1,056,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
ILLINOIS (CONTINUED)
$1,000,000   LOYOLA UNIVERSITY ILLINOIS SERIES C
             (COLLEGE & UNIVERSITY REVENUE)             4.80%      07/01/2013    $  1,073,010
                                                                                    2,129,790
                                                                                 ------------
INDIANA: 0.22%
   875,000   INDIANA STATE HOUSING & COMMUNITY
             DEVELOPMENT AUTHORITY SERIES A-2
             (HOUSING REVENUE)                          5.51       01/01/2039         915,101
                                                                                 ------------
KANSAS: 0.27%
 1,000,000   SEDGWICK COUNTY KS USD # 259 WICHITA
             (PROPERTY TAX REVENUE)                     5.10       10/01/2022       1,113,340
                                                                                 ------------
KENTUCKY: 0.42%
   440,000   KENTUCKY HOUSING CORPORATION SERIES D
             (HOUSING REVENUE)                          5.21       01/01/2014         470,175
   690,000   KENTUCKY HOUSING CORPORATION SERIES D
             (HOUSING REVENUE)                          5.75       07/01/2037         713,308
   545,000   KENTUCKY HOUSING CORPORATION SERIES J
             (HOUSING REVENUE)                          5.92       07/01/2034         549,480
                                                                                    1,732,963
                                                                                 ------------
MINNESOTA: 0.24%
 1,005,000   MINNESOTA STATE HFAR HOUSING FINANCE
             SERIES H (HOUSING REVENUE)                 5.85       07/01/2036       1,010,216
                                                                                 ------------
NEW HAMPSHIRE: 0.40%
 1,590,000   STATE OF NEW HAMPSHIRE HFA SFMR
             SERIES D (HOUSING REVENUE)                 5.53       07/01/2037       1,664,174
                                                                                 ------------
NEW JERSEY: 0.91%
 3,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY
             FACILITIES (LEASING REVENUE, FSA
             INSURED)                                   7.40       12/01/2025       3,773,047
                                                                                 ------------
NORTH CAROLINA: 0.29%
 1,000,000   DUKE UNIVERSITY NC TAXABLE SERIES A
             (COLLEGE & UNIVERSITY REVENUE, GO OF
             UNIVERSITY)                                5.85       04/01/2037       1,197,520
                                                                                 ------------
OHIO: 0.42%
   220,000   OHIO STATE HFAR MORTGAGE REVENUE
             SERIES K (HOUSING REVENUE)                 5.97       03/01/2029         222,152
 1,465,000   OHIO STATE HFAR MORTGAGE REVENUE
             SERIES O (HOUSING REVENUE, GNMA/FNMA
             INSURED)                                   5.47       09/01/2025       1,521,300
                                                                                    1,743,452
                                                                                 ------------
TEXAS: 0.28%
   500,000   DALLAS COUNTY TX HOSPITAL DISTRICT
             SERIES C (PROPERTY TAX REVENUE)            4.45       08/15/2019         539,355
   633,235   STATE OF TEXAS BRAZOS HIGHER EDUCATION
             AUTHORITY INCORPORATED SERIES 2005-4
             CLASS A5 (STUDENT LOAN REVENUE,
             GUARANTEED STUDENT LOANS)+/-SS.            1.31       12/01/2040         633,679
                                                                                    1,173,034
                                                                                 ------------
VIRGINIA: 0.04%
   145,000   VIRGINIA RESOURCES AUTHORITY (OTHER
             REVENUE)                                   4.71       11/01/2017         167,372
                                                                                 ------------
WEST VIRGINIA: 0.25%
 1,000,000   OHIO COUNTY WV SPECIAL DISTRICT EXCISE
             TAX REVENUE SERIES A (SALES TAX
             REVENUE)                                   8.25       03/01/2035       1,014,990
                                                                                 ------------
WISCONSIN: 0.33%
 1,350,000   WISCONSIN HOUSING & ECONOMIC
             DEVELOPMENT AUTHORITY HOME OWNERSHIP
             REVENUE SERIES F (HOUSING REVENUE, GO
             OF AUTHORITY)                              5.73       09/01/2037       1,371,789
                                                                                 ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $20,643,480)                                   22,629,214
                                                                                 ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                      INTEREST
 PRINCIPAL                SECURITY NAME                 RATE     MATURITY DATE      VALUE
----------   --------------------------------------   --------   -------------   ------------
TERM LOANS: 0.28%
$  316,818   GEORGIA PACIFIC CORPORATION                2.50%      12/21/2012    $    312,430
   458,653   OSHKOSH CORPORATION                        6.53       12/06/2013         462,093
   363,696   RMK ACQUISITION CORPORATION (ARAMARK)
             1ST LIEN                                   2.41       01/27/2014         343,784
    26,337   RMK ACQUISITION CORPORATION (ARAMARK)
             1ST LIEN                                   2.22       01/27/2014          24,999
TOTAL TERM LOANS (COST $1,165,214)                                                  1,143,306
                                                                                 ------------
US TREASURY SECURITIES: 0.84%
US TREASURY NOTES: 0.84%
 2,970,045   US TREASURY NOTE - INFLATION PROTECTED     2.50       01/15/2029       3,486,090
TOTAL US TREASURY SECURITIES (COST $2,999,318)                                      3,486,090
                                                                                 ------------
SHORT-TERM INVESTMENTS: 29.61%
CORPORATE BONDS & NOTES: 0.18%
   343,728   GRYPHON FUNDING LIMITED(I)(A)(V)           0.00       08/05/2011         139,825
 1,077,168   VFNC CORPORATION+/-++(I)(A)(V)             0.33       09/29/2011         605,242
                                                                                      745,067
                                                                                 ------------

  SHARES                                                 YIELD
-----------                                             ------
INVESTMENT COMPANIES: 29.43%
121,697,494   WELLS FARGO ADVANTAGE MONEY MARKET
              TRUST(L)(U)                               0.29                      121,697,494
                   66,654 WELLS FARGO SECURITIES LENDING CASH
              INVESTMENTS LLC(V)(L)(U)                  0.31                           66,654
                                                                                  121,764,148
                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (COST $122,297,495)                                  122,509,215
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $293,091,491)*                       70.54%                              291,819,526
OTHER ASSETS AND LIABILITIES, NET             29.46                               121,882,334
                                             ------                              ------------
TOTAL NET ASSETS                             100.00%                             $413,701,860
                                             ------                              ------------

+/-    VARIABLE RATE INVESTMENTS.

(0)(0) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)  ILLIQUID SECURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,091,568 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 11,810,619
GROSS UNREALIZED DEPRECIATION    (13,082,661)
                                ------------
NET UNREALIZED DEPRECIATION     $ (1,272,042)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                               INTEREST
PRINCIPAL                              SECURITY NAME                             RATE     MATURITY DATE       VALUE
---------     --------------------------------------------------------------   --------   -------------   ------------
AGENCY SECURITIES: 16.83%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.66%
$   859,178   FHLMC #E02227                                                      6.00%      11/01/2021    $    929,740
    242,823   FHLMC #E90573                                                      6.00       07/01/2017         261,948
    270,144   FHLMC #G90030                                                      7.50       07/17/2017         286,108
    680,739   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A      7.00       02/25/2043         788,487
    766,529   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A      4.30       02/25/2043         811,563
  1,169,522   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2     7.00       03/25/2043       1,354,635
    940,378   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2     7.00       07/25/2043       1,089,223
  1,138,016   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A      7.50       09/25/2043       1,333,435
    724,584   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1     1.60       02/25/2045         730,069
                                                                                                             7,585,208
                                                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 10.17%
     96,773   FNMA #190815+/-                                                    3.42       07/01/2017         101,287
    733,317   FNMA #289517+/-                                                    3.08       04/01/2034         747,472
    248,814   FNMA #545927                                                       6.50       12/01/2015         269,528
    487,552   FNMA #631367                                                       5.50       02/01/2017         527,882
    338,785   FNMA #693015+/-                                                    2.17       06/01/2033         349,534
    251,057   FNMA #732003+/-                                                    2.12       09/01/2033         254,709
    598,640   FNMA #734329+/-                                                    2.06       06/01/2033         619,767
    421,387   FNMA #735572                                                       5.00       04/01/2014         449,013
    649,466   FNMA #735977+/-                                                    3.27       08/01/2035         667,565
    662,406   FNMA #741447+/-                                                    2.16       10/01/2033         675,796
    444,503   FNMA #750805+/-                                                    2.56       12/01/2033         461,322
    370,436   FNMA #783249+/-                                                    1.60       04/01/2044         372,139
    517,533   FNMA #806504+/-                                                    1.60       10/01/2034         519,935
    472,680   FNMA #806505+/-                                                    1.60       10/01/2044         474,811
    586,246   FNMA #826179+/-                                                    2.81       07/01/2035         607,879
    540,465   FNMA #849014+/-                                                    5.51       01/01/2036         565,628
    585,000   FNMA #874245                                                       5.48       01/01/2011         584,860
    495,044   FNMA #936591+/-                                                    5.55       04/01/2037         527,148
    254,828   FNMA SERIES 2002-90 CLASS A2                                       6.50       11/25/2042         286,960
    596,085   FNMA SERIES 2003-W4 CLASS 3A                                       7.00       10/25/2042         691,086
    549,523   FNMA SERIES 2004-W2 CLASS 2A2                                      7.00       02/25/2044         637,103
    844,221   FNMA SERIES 2007-88 CLASS HC                                       5.21       09/25/2037         882,589
    264,043   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                           7.50       08/25/2042         310,415
                                                                                                            11,584,428
                                                                                                          ------------
TOTAL AGENCY SECURITIES (COST $18,191,343)                                                                  19,169,636
                                                                                                          ------------
ASSET BACKED SECURITIES: 11.75%
    375,000   ALLY AUTO RECEIVABLES TRUST SERIES 2010-1 CLASS A3                 1.45       05/15/2014         378,621
    375,000   BANK OF AMERICA AUTO TRUST SERIES 2009-3A CLASS A3++               1.67       12/15/2013         379,173
    590,280   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-1 CLASS A3                                                    4.88       11/10/2042         593,107
    760,578   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
              CLASS A2                                                           4.74       09/11/2042         767,339
    375,000   CHRYSLER FINANCIAL AUTO SECURITIZATION TRUST SERIES 2009-A
              CLASS A3                                                           2.82       01/15/2016         382,516
    550,000   CIT EQUIPMENT COLLATERAL SERIES 2010-VT1A CLASS A2++               1.51       05/15/2012         550,812
    306,606   CITIFINANCIAL AUTO ISSUANCE TRUST                                  1.83       11/15/2012         307,741
    440,116   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF                    0.66       11/25/2034         366,743
    789,554   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CP4 CLASS A4                                           6.18       12/15/2035         807,375
    342,485   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L          0.34       05/26/2020         341,660
    134,343   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
              CLASS A2                                                           4.71       05/10/2043         134,271
  1,410,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
              CLASS A4                                                           5.05       07/10/2045       1,408,898
    828,934   GSAMP TRUST SERIES 2005-SEA2 CLASS A1                              0.61       01/25/2045         555,213

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                               INTEREST
PRINCIPAL                              SECURITY NAME                             RATE     MATURITY DATE       VALUE
---------     --------------------------------------------------------------   --------   -------------   ------------
ASSET BACKED SECURITIES (continued)
$   134,720   GSAMP TRUST SERIES 2006-SD2 CLASS A1                                0.37%     05/25/2046    $    131,209
    463,499   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF                 0.61      03/25/2035         383,870
    471,168   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF                 0.61      09/25/2035         395,374
    263,258   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-3 CLASS A2             0.94      04/15/2012         263,357
    750,476   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
              CLASS A1+/-                                                         0.54      01/20/2035         663,832
  1,054,424   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-          0.43      01/20/2036         955,615
    375,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4               5.21      03/17/2014         390,524
     99,253   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
              SERIES 2003-2 CLASS A+/-(I)                                         0.52      04/25/2016          84,970
    137,934   SASC SERIES 2006-GEL3 CLASS A1+/-++                                 0.38      07/25/2036         127,206
    705,201   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                       0.45      11/25/2035         513,916
    104,040   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                     0.60      04/16/2018         103,503
    442,081   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS
              A                                                                   0.61      06/25/2034         350,208
    336,789   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS
              1A1                                                                 6.00      10/25/2036         335,328
    359,254   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS
              A1                                                                  0.51      08/25/2046         206,571
    949,459   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
              A1                                                                  0.54      05/25/2047         493,719
    362,776   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+/-++            0.65      09/01/2019         362,887
    321,663   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
              2005-AR6 CLASS 2A1A                                                 0.49      04/25/2045         261,763
    375,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4            5.39      05/15/2013         388,248
TOTAL ASSET BACKED SECURITIES (COST $15,019,717)                                                            13,385,569
                                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.79%
    940,000   FDIC STRUCTURED SALE GUARANTEED NOTES SERIES 2010-L1 CLASS A2##     1.96      10/25/2012         911,715
    229,620   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                         7.50      05/25/2042         269,947
    399,046   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++              0.66      06/25/2034         324,176
      3,639   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                       0.48      01/25/2011             732
    318,937   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
              SERIES 2003-1 CLASS A+/-(I)                                         0.80      11/25/2015         255,187
    967,906   SBA PARTICIPATION CERTIFICATES SERIES 1999-20B CLASS 1              5.95      02/01/2019       1,054,930
    229,730   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
              CLASS A+/-                                                          0.61      08/25/2035         222,256
    135,699   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
              A4                                                                  5.24      07/15/2042         135,557
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,211,213)                                                  3,174,500
                                                                                                          ------------
CORPORATE BONDS & NOTES: 3.12%
FINANCIALS: 1.95%
COMMERCIAL BANKS: 1.12%
    585,000   BB&T CORPORATION<<                                                  3.85      07/27/2012         612,769
    705,000   SOVEREIGN BANK                                                      2.18      08/01/2013         664,587
                                                                                                             1,277,356
                                                                                                          ------------
INSURANCE: 0.83%
    940,000   METROPOLITAN LIFE GLOBAL FUNDING I                                  0.79      03/15/2012         941,004
                                                                                                          ------------
                                                                                                             2,218,360
                                                                                                          ------------
HEALTH CARE: 0.44%
PHARMACEUTICALS: 0.44%
    470,000   PFIZER INCORPORATED                                                 4.45      03/15/2012         495,742
                                                                                                          ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                               INTEREST
PRINCIPAL                              SECURITY NAME                             RATE     MATURITY DATE       VALUE
---------     --------------------------------------------------------------   --------   -------------   ------------
INFORMATION TECHNOLOGY: 0.21%
COMPUTERS & PERIPHERALS: 0.21%
$   235,000   HEWLETT-PACKARD COMPANY                                            2.95%      08/15/2012    $    244,187
                                                                                                          ------------
TELECOMMUNICATION SERVICES: 0.52%
WIRELESS TELECOMMUNICATION SERVICES: 0.52%
    585,000   CELLCO PARTNERSHIP                                                  3.75      05/20/2011         597,866
                                                                                                          ------------
TOTAL CORPORATE BONDS & NOTES (COST $3,516,523)                                                              3,556,155
                                                                                                          ------------
LOAN PARTICIPATION: 0.60%
    532,408   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                        0.98      06/25/2016         531,823
    156,711   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                        5.37      09/08/2019         154,768
TOTAL LOAN PARTICIPATION (COST $687,143)                                                                       686,591
                                                                                                          ------------
MUNICIPAL BONDS & NOTES: 0.70%
MISSISSIPPI: 0.35%
    385,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION (OTHER
              REVENUE, AMBAC INSURED)                                             5.24      07/01/2011         395,992
                                                                                                          ------------
TEXAS: 0.35%
    403,880   BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-1
              (STUDENT LOAN REVENUE)                                              0.62      12/26/2018         402,297
                                                                                                          ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $784,021)                                                                  798,289
                                                                                                          ------------
SHORT-TERM INVESTMENTS: 58.88%
CORPORATE BONDS & NOTES: 0.29%
    153,590   GRYPHON FUNDING LIMITED(A)(I)(V)                                    0.00      08/05/2011          62,479
    481,318   VFNC CORPORATION+/-++(A)(I)(V)                                      0.33      09/29/2011         270,444
                                                                                                               332,923
                                                                                                          ------------
US TREASURY BILLS: 14.05%
  7,000,000   US TREASURY BILL##                                                  0.16      09/16/2010       6,999,562
  2,000,000   US TREASURY BILL##                                                  0.16      09/16/2010       1,999,869
  7,000,000   US TREASURY BILL##                                                  0.11      10/14/2010       6,998,793
                                                                                                            15,998,224
                                                                                                          ------------

SHARES                                                                           YIELD
------                                                                         --------
INVESTMENT COMPANIES: 44.54%
 44,208,896  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                       0.29                      44,208,894
  6,535,000  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(L)(U)(V)         0.31                       6,535,000
                                                                                                            50,743,894
                                                                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (COST $66,980,436)                                                             67,075,041
                                                                                                          ------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

STABLE INCOME PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $108,390,396)*                                                             94.67%                   $107,845,781
OTHER ASSETS AND LIABILITIES, NET                                                 5.33                       6,076,627
                                                                                ------                    ------------
TOTAL NET ASSETS                                                                100.00%                   $113,922,408
                                                                                ------                    ------------

(V) Security represents investment of cash collateral received from securities on loan.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

(L)  Investment in an affiliate.

(U)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $108,390,396 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 1,362,717
Gross unrealized depreciation    (1,907,332)
                                -----------
Net unrealized depreciation     $  (544,615)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 54.22%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.94%
$  6,250,958   FHLMC                                                                        5.50%     09/15/2040   $      6,739,314
  24,911,559   FHLMC                                                                        6.00      09/15/2040         27,356,006
  26,700,000   FHLMC%%                                                                      4.50      05/25/2039         28,001,625
     325,000   FHLMC #00352                                                                 5.00      07/15/2029            340,236
   5,616,590   FHLMC #1B3430+/-                                                             6.14      06/01/2037          6,062,645
      90,994   FHLMC #1B7562+/-                                                             5.85      11/01/2037             97,743
   1,647,205   FHLMC #1G0784+/-                                                             5.69      03/01/2036          1,766,839
   5,189,679   FHLMC #1G1347+/-                                                             5.83      11/01/2036          5,572,474
  15,362,000   FHLMC #1G1347                                                                5.50      07/15/2038         16,954,884
     525,230   FHLMC #1G1614+/-                                                             5.88      03/01/2037            564,729
   1,509,107   FHLMC #1G1873+/-                                                             5.72      03/01/2036          1,620,036
   1,015,334   FHLMC #1G2200+/-                                                             6.14      09/01/2037          1,092,926
   1,353,321   FHLMC #1J1920+/-                                                             5.61      10/01/2038          1,447,951
      23,179   FHLMC #1Q0292+/-                                                             5.87      07/01/2037             24,915
   2,118,783   FHLMC #1Q0794+/-                                                             5.79      11/01/2038          2,275,525
       6,322   FHLMC #1Q1042+/-                                                             5.90      05/01/2037              6,797
  11,680,385   FHLMC #2693QG                                                                5.50      07/15/2032         12,581,964
      12,035   FHLMC #3455AC                                                                5.00      06/15/2038             13,034
   4,234,211   FHLMC #3598MA                                                                4.50      11/15/2038          4,466,989
  10,460,702   FHLMC #3631                                                                  4.00      02/15/2040         11,129,532
  18,100,488   FHLMC #3652AP                                                                4.50      03/15/2040         19,342,614
   6,290,000   FHLMC #3704CA                                                                4.00      12/15/2036          6,724,752
   1,042,731   FHLMC #847703+/-                                                             5.95      01/01/2037          1,120,643
     299,409   FHLMC #A68719                                                                6.50      10/01/2037            325,878
     400,749   FHLMC #A68728                                                                6.50      11/01/2037            436,177
   1,041,557   FHLMC #A78331                                                                6.00      03/01/2034          1,143,888
   5,263,742   FHLMC #A79090                                                                6.50      07/01/2034          5,833,533
   4,988,137   FHLMC #A81212                                                                6.50      08/01/2038          5,426,492
   1,067,882   FHLMC #B15688                                                                5.50      07/01/2019          1,153,352
     198,121   FHLMC #C90651                                                                6.00      02/01/2023            217,492
   9,447,874   FHLMC #C90706                                                                5.00      09/01/2023         10,057,754
      71,574   FHLMC #E01251                                                                5.50      11/01/2017             77,098
   2,875,316   FHLMC #E01497                                                                5.50      11/01/2018          3,102,213
   1,646,985   FHLMC #E01539                                                                5.50      12/01/2018          1,776,952
     935,147   FHLMC #E01655                                                                5.50      06/01/2019          1,009,305
      79,058   FHLMC #E87587                                                                5.50      02/01/2017             85,040
      11,943   FHLMC #E96393                                                                4.50      05/01/2018             12,762
  16,264,625   FHLMC #G05823                                                                6.00      08/01/2034         17,862,594
   6,446,836   FHLMC #G05934                                                                6.00      12/01/2033          7,080,225
  11,291,293   FHLMC #G05935                                                                6.00      03/01/2036         12,372,413
     154,611   FHLMC #G11300                                                                6.00      08/01/2017            167,465
     334,687   FHLMC #G11344                                                                6.00      10/01/2017            362,511
   1,131,856   FHLMC #G11594                                                                5.50      08/01/2019          1,221,738
      33,074   FHLMC #G11653                                                                5.50      12/01/2019             35,700
   1,145,130   FHLMC #G11767                                                                5.50      08/01/2020          1,236,066
   1,980,367   FHLMC #G11944                                                                5.50      07/01/2020          2,138,869
     113,966   FHLMC #G12008                                                                6.50      04/01/2021            123,355
  14,346,890   FHLMC #G13712                                                                5.50      12/01/2019         15,468,268
   7,328,631   FHLMC #G13731                                                                5.50      11/01/2021          7,910,610
   7,151,753   FHLMC #G13880                                                                5.50      02/01/2019          7,710,747
   1,115,934   FHLMC #G18003                                                                5.50      07/01/2019          1,205,249
   2,382,310   FHLMC #H02590                                                                5.50      04/01/2038          2,540,747
   3,232,723   FHLMC #H09153                                                                5.50      04/01/2038          3,447,718
   3,320,007   FHLMC #H09172                                                                5.50      06/01/2038          3,540,807
     890,049   FHLMC #J02372                                                                5.50      05/01/2020            960,730
     809,267   FHLMC #J02373                                                                5.50      05/01/2020            873,533
   1,084,819   FHLMC #J02376                                                                6.00      05/01/2020          1,175,175
   5,517,267   FHLMC #K007A1                                                                3.34      12/25/2019          5,811,702
   6,250,929   FHLMC #Z40026                                                                5.50      01/01/2033          6,739,283
   3,752,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES SERIES
               K003 CLASS AAB                                                               4.77      05/25/2018          4,121,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$    141,140   FHLMC SERIES 1590 CLASS 1590+/-                                              1.36%     10/15/2023   $        142,831
       3,858   FHLMC SERIES 1897 CLASS 1897K                                                7.00      09/15/2026              4,383
       9,053   FHLMC SERIES 1935 CLASS 1935+/-                                              1.01      02/15/2027              9,129
      52,960   FHLMC SERIES 2423 CLASS MC                                                   7.00      03/15/2032             59,037
   5,128,874   FHLMC SERIES 2479 CLASS PG                                                   6.00      08/15/2032          5,609,889
   7,546,000   FHLMC SERIES 2542 CLASS ES                                                   5.00      12/15/2017          8,208,299
   3,954,000   FHLMC SERIES 2558 CLASS BD                                                   5.00      01/15/2018          4,388,293
   7,318,000   FHLMC SERIES 2590 CLASS BY                                                   5.00      03/15/2018          8,129,180
   3,380,000   FHLMC SERIES 2676 CLASS CY                                                   4.00      09/15/2018          3,638,465
   2,362,000   FHLMC SERIES 2676 CLASS NG                                                   5.50      09/15/2031          2,485,907
   6,309,412   FHLMC SERIES 2686 CLASS WG                                                   5.50      07/15/2032          6,796,420
     589,000   FHLMC SERIES 2694 CLASS QG                                                   4.50      01/15/2029            617,042
     374,965   FHLMC SERIES 2727 CLASS PW                                                   3.57      06/15/2029            382,974
   1,967,000   FHLMC SERIES 2765 CLASS CT                                                   4.00      03/15/2019          2,131,065
   3,904,000   FHLMC SERIES 2843 CLASS BC                                                   5.00      08/15/2019          4,344,824
   1,296,000   FHLMC SERIES 2875 CLASS HB                                                   4.00      10/15/2019          1,404,663
   6,317,000   FHLMC SERIES 2934 CLASS CI                                                   5.00      01/15/2034          6,879,493
  14,804,000   FHLMC SERIES 2957 CLASS PT                                                   5.50      11/15/2033         15,988,601
     247,495   FHLMC SERIES 2980 CLASS QA                                                   6.00      05/15/2035            271,341
   2,674,252   FHLMC SERIES 3028 CLASS PG                                                   5.50      09/15/2035          2,893,001
     143,506   FHLMC SERIES 3035 CLASS PA                                                   5.50      09/15/2035            161,022
   5,140,779   FHLMC SERIES 3052 CLASS MH                                                   5.25      10/15/2034          5,518,305
   3,452,907   FHLMC SERIES 3325 CLASS JL                                                   5.50      06/15/2037          3,795,610
                                                                                                                        373,928,514
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 39.95%
  15,500,000   FNMA%%                                                                       5.50      05/25/2039         16,572,894
   9,000,000   FNMA%%                                                                       5.50      05/25/2039          9,680,625
   5,016,000   FNMA                                                                         6.25      05/15/2029          6,630,069
  14,417,000   FNMA                                                                         7.25      05/15/2030         21,216,533
     970,000   FNMA%%                                                                       5.00      11/25/2037          1,030,019
     200,000   FNMA%%                                                                       6.00      11/25/2037            215,312
   5,400,000   FNMA%%                                                                       6.50      03/25/2023          5,878,408
  52,700,000   FNMA%%                                                                       4.50      10/25/2037         55,335,000
  86,800,000   FNMA%%                                                                       4.50      02/25/2038         90,895,918
       3,183   FNMA #061688+/-                                                              3.04      06/01/2017              3,222
   1,806,282   FNMA #190129                                                                 6.00      11/01/2023          1,950,089
       4,579   FNMA #190329                                                                 5.50      01/01/2033              4,950
   2,133,992   FNMA #190338                                                                 5.50      07/01/2033          2,306,257
   8,011,968   FNMA #190346                                                                 5.50      12/01/2033          8,658,730
      80,371   FNMA #254295                                                                 6.00      04/01/2022             86,317
   3,879,998   FNMA #254637                                                                 5.50      02/01/2033          4,194,422
  24,690,069   FNMA #254911                                                                 5.00      10/01/2023         26,452,500
     227,086   FNMA #255417                                                                 6.00      09/01/2024            247,855
      64,446   FNMA #303683                                                                 6.50      08/01/2025             71,187
   3,421,091   FNMA #310017                                                                 7.00      06/01/2035          3,877,657
     141,885   FNMA #313358                                                                 7.50      02/01/2012            146,508
   3,269,160   FNMA #462361+/-                                                              6.33      07/01/2037          3,507,160
   4,772,455   FNMA #462404+/-                                                              6.27      09/01/2037          5,153,775
      83,398   FNMA #481473                                                                 6.00      02/01/2029             91,956
      60,418   FNMA #535400                                                                 6.50      07/01/2030             67,072
     188,576   FNMA #545623                                                                 6.00      05/01/2017            203,753
     198,090   FNMA #545686                                                                 6.50      06/01/2017            214,828
      49,093   FNMA #545759                                                                 6.50      07/01/2032             54,499
      77,626   FNMA #545819                                                                 6.50      08/01/2032             86,175
   5,358,962   FNMA #555088                                                                 6.32      08/01/2012          5,718,868
     388,539   FNMA #555285                                                                 6.00      03/01/2033            428,048
  62,332,710   FNMA #555424                                                                 5.50      05/01/2033         67,364,486
      46,766   FNMA #555514                                                                 6.00      11/01/2017             50,529
   8,837,108   FNMA #555531                                                                 5.50      06/01/2033          9,550,479
     238,473   FNMA #654582                                                                 6.50      07/01/2017            259,295
   4,487,665   FNMA #677018                                                                 5.50      01/01/2033          4,851,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$129,561,203   FNMA #725229                                                                 6.00%     03/01/2034   $    142,735,713
   8,285,821   FNMA #725162                                                                 6.00      02/01/2034          9,099,888
  63,601,574   FNMA #725228                                                                 6.00      03/01/2034         69,850,309
   9,433,781   FNMA #725423                                                                 5.50      05/01/2034         10,195,318
  22,169,468   FNMA #725424                                                                 5.50      04/01/2034         23,959,087
   5,755,144   FNMA #725690                                                                 6.00      08/01/2034          6,281,010
   3,660,593   FNMA #725773                                                                 5.50      09/01/2034          3,948,085
     323,275   FNMA #725922                                                                 6.50      12/01/2029            355,289
  12,144,583   FNMA #735116                                                                 6.00      12/01/2034         13,337,766
  11,762,094   FNMA #735503                                                                 6.00      04/01/2035         12,917,697
     713,559   FNMA #735504                                                                 6.00      04/01/2035            786,118
     146,042   FNMA #745943                                                                 6.00      11/01/2033            160,893
   3,174,058   FNMA #808350                                                                 5.50      09/01/2034          3,399,767
   1,756,841   FNMA #838303+/-                                                              5.98      07/01/2037          1,887,899
   1,406,456   FNMA #873978                                                                 6.06      09/01/2016          1,595,656
   2,460,000   FNMA #874474                                                                 5.37      04/01/2017          2,774,969
   3,354,051   FNMA #874475                                                                 5.40      05/01/2017          3,792,064
   6,872,777   FNMA #888560                                                                 6.00      11/01/2035          7,548,014
   2,533,823   FNMA #888635                                                                 5.50      09/01/2036          2,738,364
   3,352,246   FNMA #888812                                                                 6.50      09/01/2037          3,653,837
   2,184,424   FNMA #888941+/-                                                              6.03      10/01/2037          2,348,583
   4,682,347   FNMA #889213                                                                 5.50      10/01/2020          5,078,453
   9,971,296   FNMA #889318                                                                 5.50      07/01/2020         10,814,823
   3,363,669   FNMA #889859                                                                 6.50      09/01/2038          3,665,573
  52,540,855   FNMA #890221                                                                 5.50      12/01/2033         56,798,607
     894,556   FNMA #893916+/-                                                              6.30      10/01/2036            965,173
     788,972   FNMA #905629+/-                                                              6.00      12/01/2036            849,575
   1,248,947   FNMA #906403+/-                                                              5.89      01/01/2037          1,341,681
   1,759,392   FNMA #906404+/-                                                              5.90      01/01/2037          1,891,318
     988,478   FNMA #909569+/-                                                              5.84      02/01/2037          1,062,148
   1,338,024   FNMA #910293+/-                                                              5.92      03/01/2037          1,437,959
   1,265,964   FNMA #914819+/-                                                              5.89      04/01/2037          1,360,735
  10,297,893   FNMA #931676                                                                 5.50      01/01/2019         11,169,049
   2,912,878   FNMA #938185+/-                                                              5.92      07/01/2037          3,128,308
   1,006,134   FNMA #941143+/-                                                              6.02      10/01/2037          1,080,974
   2,464,597   FNMA #942257+/-                                                              5.93      07/01/2037          2,646,928
     693,090   FNMA #945646+/-                                                              6.04      09/01/2037            745,103
   2,199,075   FNMA #947380+/-                                                              5.88      10/01/2037          2,361,056
   1,533,321   FNMA #947424+/-                                                              5.67      10/01/2037          1,643,547
   1,255,408   FNMA #952835+/-                                                              5.91      09/01/2037          1,352,070
   1,297,205   FNMA #959331+/-                                                              6.00      11/01/2037          1,394,628
   1,141,043   FNMA #966395+/-                                                              5.85      12/01/2037          1,225,720
  17,732,408   FNMA #995097                                                                 6.50      10/01/2037         19,360,986
  28,436,896   FNMA #995182                                                                 5.50      06/01/2020         30,842,533
     427,014   FNMA #995233                                                                 5.50      10/01/2021            461,803
   8,111,162   FNMA #995485                                                                 6.00      04/01/2035          8,935,951
   3,162,310   FNMA #995508                                                                 6.00      12/01/2035          3,473,001
   1,000,000   FNMA #995517                                                                 5.50      01/01/2024          1,079,414
   2,328,767   FNMA #AB1218                                                                 3.50      07/01/2025          2,419,647
   4,148,463   FNMA #AD0086+/-                                                              5.54      02/01/2039          4,444,763
   3,236,214   FNMA #AD0212                                                                 5.50      04/01/2021          3,509,984
   5,901,177   FNMA #AD0531                                                                 5.50      11/01/2023          6,400,391
   9,761,791   FNMA #AD0584                                                                 7.00      01/01/2039         10,935,045
  10,495,328   FNMA #AD0666                                                                 5.50      08/01/2037         11,342,558
   9,695,518   FNMA #AD0682                                                                 6.00      12/01/2035         10,648,084
  33,413,344   FNMA #AE0096                                                                 5.50      07/01/2025         36,179,626
  13,032,874   FNMA #AE0097                                                                 5.50      04/01/2027         14,044,907
  23,718,745   FNMA #AE0133                                                                 6.00      07/01/2037         26,049,067
  14,289,339   FNMA #AE0303                                                                 7.00      08/01/2040         15,378,342
   5,141,000   FNMA SERIES 2007-80 CLASS PB                                                 5.50      05/25/2034          5,580,125
   5,823,056   FNMA SERIES 2009-110 CLASS DA                                                4.50      01/25/2040          6,326,105
   7,422,211   FNMA SERIES 2009-80 CLASS KC                                                 5.00      09/25/2037          8,054,910
  14,381,523   FNMA SERIES 2009-88 CLASS B                                                  6.00      11/25/2039         15,596,283

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     75,584   FNMA SERIES 1999-54 CLASS LH                                                 6.50%     11/25/2029   $         83,729
      76,497   FNMA SERIES 2006-44 CLASS 0A                                                 5.50      12/25/2026             77,936
      52,837   FNMA SERIES 1998-38 CLASS PL                                                 6.00      11/25/2028             58,521
  34,029,810   FNMA SERIES 2001-81 CLASS HE                                                 6.50      01/25/2032         38,320,758
      18,234   FNMA SERIES 2002-56 CLASS KW                                                 6.00      04/25/2023             18,246
   3,666,000   FNMA SERIES 2002-94 CLASS HQ                                                 4.50      01/25/2018          3,943,636
  11,082,627   FNMA SERIES 2003-108 CLASS BE                                                4.00      11/25/2018         11,946,271
     849,000   FNMA SERIES 2003-125 CLASS AY                                                4.00      12/25/2018            918,336
   4,992,000   FNMA SERIES 2003-3 CLASS HJ                                                  5.00      02/25/2018          5,456,833
   1,661,000   FNMA SERIES 2004-3 CLASS HT                                                  4.00      02/25/2019          1,798,928
     100,000   FNMA SERIES 2004-45 CLASS VB                                                 4.50      10/25/2028            108,008
   1,562,143   FNMA SERIES 2004-60 CLASS PA                                                 5.50      04/25/2034          1,686,405
   1,364,000   FNMA SERIES 2004-81 CLASS KE                                                 4.50      11/25/2019          1,515,947
      75,000   FNMA SERIES 2005-31 CLASS PB                                                 5.50      04/25/2035             86,503
  21,926,000   FNMA SERIES 2005-47 CLASS PC                                                 5.50      02/25/2031         23,117,654
   4,595,000   FNMA SERIES 2005-51 CLASS FV                                                 5.50      11/25/2031          4,854,510
   1,303,326   FNMA SERIES 2005-58 CLASS MA                                                 5.50      07/25/2035          1,471,429
      84,057   FNMA SERIES 2006-57 CLASS PA                                                 5.50      08/25/2027             85,554
   6,166,000   FNMA SERIES 2007-113 CLASS DB                                                4.50      12/25/2022          6,839,500
   5,260,251   FNMA SERIES 2007-30 CLASS MA                                                 4.25      02/25/2037          5,639,754
   4,463,259   FNMA SERIES 2007-39 CLASS NA                                                 4.25      01/25/2037          4,759,958
   3,071,434   FNMA SERIES 2007-74 CLASS A                                                  5.00      04/25/2034          3,199,921
   7,798,109   FNMA SERIES 2007-77 CLASS MH                                                 6.00      12/25/2036          8,367,825
   7,122,390   FNMA SERIES 2009-71 CLASS JT                                                 6.00      06/25/2036          7,774,533
  11,076,886   FNMA SERIES 2009-78 CLASS J                                                  5.00      09/25/2019         11,890,345
   4,897,292   FNMA SERIES 2009-93 CLASS PD                                                 4.50      09/25/2039          5,253,097
   6,993,000   FNMA SERIES 2009-M1 CLASS A2                                                 4.29      07/25/2019          7,534,918
   6,303,000   FNMA SERIES 2009-M2 CLASS A3                                                 4.00      01/25/2019          6,677,133
   7,161,282   FNMA SERIES 2010-15 CLASS KA                                                 4.00      03/25/2039          7,571,705
  17,704,955   FNMA SERIES 2010-54 CLASS EA                                                 4.50      06/25/2040         18,572,997
   2,860,000   FNMA SERIES 2010-M1 CLASS A2                                                 4.45      09/25/2019          3,130,303
  23,721,000   FNMA SERIES 2010-M3 CLASS A3                                                 4.33      03/25/2020         25,582,043
   3,440,000   FNMA SERIES K005 CLASS A2                                                    4.32      11/25/2019          3,754,411
                                                                                                                      1,251,597,653
                                                                                                                   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.33%
  30,400,000   GNMA%%                                                                       4.50      05/20/2040         32,133,742
   3,530,000   GNMA +                                                                       3.00      08/20/2040          3,665,546
   6,175,000   GNMA +                                                                       3.00      10/20/2033          6,474,343
         415   GNMA #065183                                                                11.50      06/15/2013                418
       4,738   GNMA #065561                                                                11.50      05/15/2013              5,283
   6,900,880   GNMA #082581+/-                                                              4.00      07/20/2040          7,290,061
   6,650,319   GNMA #082599+/-                                                              3.00      08/20/2040          6,874,906
   4,650,455   GNMA #082600+/-                                                              3.50      08/20/2040          4,856,916
      55,812   GNMA #267461                                                                 8.05      07/15/2019             63,140
       7,622   GNMA #270973                                                                 8.05      09/15/2019              7,703
      18,766   GNMA #270981                                                                 8.05      09/15/2019             21,230
      51,544   GNMA #270992                                                                 8.05      08/15/2019             58,312
      21,389   GNMA #270995                                                                 8.05      07/15/2019             24,197
       6,288   GNMA #271015                                                                 8.05      11/15/2019              6,353
      24,388   GNMA #271020                                                                 8.05      02/15/2020             27,717
      35,410   GNMA #271179                                                                 8.05      10/15/2019             40,060
      17,386   GNMA #274696                                                                 8.05      10/15/2019             19,668
       7,991   GNMA #274698                                                                 8.05      02/15/2020              8,077
      12,790   GNMA #276604                                                                 8.05      10/15/2019             12,942
      30,378   GNMA #277013                                                                 8.05      11/15/2019             34,366
      12,047   GNMA #277020                                                                 7.75      07/15/2020             12,112
      15,276   GNMA #279234                                                                 8.05      10/15/2020             17,361
      65,385   GNMA #279254                                                                 7.75      09/20/2020             74,564
     131,070   GNMA #302430                                                                 7.75      03/20/2021            150,351
      41,516   GNMA #310462                                                                 7.75      07/20/2021             47,624
      36,268   GNMA #313386                                                                 7.75      08/15/2021             41,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$    131,274   GNMA #781113                                                                 7.00%     11/15/2029   $        150,050
   7,632,689   GNMA #782044                                                                 6.50      12/15/2032          8,732,472
   1,956,000   GNMA SERIES 2006-37 CLASS JG                                                 5.00      07/20/2036          2,157,177
                                                                                                                         73,008,441
                                                                                                                   ----------------
TOTAL AGENCY SECURITIES (COST $1,669,333,284)                                                                         1,698,534,608
                                                                                                                   ----------------
ASSET BACKED SECURITIES: 4.36%
  14,103,000   ALLY MASTER OWNER TRUST SERIES 2010-4 CLASS A+/-                             0.27      08/15/2017         14,102,080
   2,644,000   AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2007-8
               CLASS A+/-                                                                   0.58      05/15/2015          2,648,217
   4,453,000   AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2009-2
               CLASS A+/-                                                                   1.53      03/15/2017          4,626,590
   5,004,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2001 CLASS A1+/-              0.35      01/15/2015          4,982,066
   3,144,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A10 CLASS
               A+/-                                                                         0.36      09/15/2015          3,121,750
   8,706,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-12 CLASS
               A+/-                                                                         0.34      07/15/2016          8,602,767
   3,531,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5 CLASS
               A5+/-                                                                        0.34      01/15/2016          3,500,144
   5,296,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A4 CLASS
               A4+/-                                                                        0.31      03/16/2015          5,265,122
   5,091,216   DEVELOPERS DIVERSIFIED REALTY CORPORATION SERIES 2009-DDR1
               CLASS A++                                                                    3.81      10/14/2022          5,366,109
  12,159,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-                        0.88      06/15/2015         12,149,324
   4,669,000   DISCOVER CARD MASTER TRUST SERIES 2009-A1 CLASS A1+/-                        1.58      12/15/2014          4,752,259
     274,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4                      4.55      01/15/2017            290,567
   1,905,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-4 CLASS A4                      2.40      07/15/2014          1,935,393
   2,022,000   MBNA MASTER CREDIT CARD TRUST SERIES 2001-B CLASS A+/-                       0.54      08/15/2013          2,022,974
   2,176,000   MBNA MASTER CREDIT CARD TRUST SERIES 2002-3 CLASS A+/-                       0.52      09/15/2014          2,175,256
     323,275   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                    0.30      01/25/2037            318,024
     254,984   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                   0.31      12/25/2036            247,257
  17,309,150   NELNET STUDENT LOAN TRUST SERIES 2008-3 CLASS A4+/-                          1.97      11/25/2024         17,958,248
  28,141,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                            2.14      12/15/2032         29,243,871
   3,207,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                             2.15      07/25/2022          3,355,119
   9,411,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                             2.20      07/25/2023          9,822,096
TOTAL ASSET BACKED SECURITIES (COST $135,951,569)                                                                       136,485,233
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.68%
   2,892,722   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2                     7.78      10/13/2026          2,992,258
   1,368,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2002-2 CLASS B                                                               5.27      07/11/2043          1,415,947
   1,837,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-6 CLASS A3                                                              4.51      12/10/2042          1,883,960
   1,577,968   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2000-2 CLASS E                                                               7.63      09/15/2032          1,573,184
   1,345,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2002-PB2 CLASS B                                                             6.31      06/11/2035          1,413,983
   4,714,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2005-4 CLASS A5A                                                             4.93      07/10/2045          4,968,638
   5,262,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2005-6 CLASS A4                                                              5.35      09/10/2047          5,806,773
   2,693,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2006-3 CLASS A4                                                              5.89      07/10/2044          2,865,570
   8,315,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES
               2006-5 CLASS A4                                                              5.41      09/10/2047          8,801,647
   5,533,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2002-PBW1 CLASS A2                                                    4.72      11/11/2035          5,804,749
     780,504   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2003-T12 CLASS A3                                                     4.24      08/13/2039            799,268
   1,788,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2004-PWR4 CLASS A3                                                    5.47      06/11/2041          1,936,953
   1,762,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2005-PW10 CLASS A4                                                    5.41      12/11/2040          1,918,045
   2,675,816   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2005-PWR7 CLASS A                                                     4.95      02/11/2041          2,739,245
   1,377,993   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2007-PRW1 CLASS A1                                                    5.59      06/11/2040          1,416,717
   2,769,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE LOAN TRUST
               INCORPORATED SERIES 2006-CD3 CLASS A5                                        5.62      10/15/2048          2,971,987
     675,493   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
               CLASS A2A+/-                                                                 0.30      12/25/2036            633,630
   5,950,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4                      6.98      01/17/2032          6,507,990

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  5,070,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE CLASS B++                       6.30%     07/16/2034   $      5,588,579
   8,661,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB2A
               CLASS A4                                                                     4.72      03/10/2039          9,080,159
      59,571   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CKS4 CLASS A1                                                    4.49      11/15/2036             59,887
     403,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CKS4 CLASS A2                                                    5.18      11/15/2036            426,391
   3,170,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003 C4 B                                                             5.25      08/15/2036          3,319,958
   3,156,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CPN1 CLASS A2                                                    4.60      03/15/2035          3,327,684
     746,378   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2005-C1 CLASS A3                                                      4.81      02/15/2038            768,992
   3,505,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2005-C1 CLASS A4                                                      5.01      02/15/2038          3,726,848
  13,926,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2005-C2 CLASS A4                                                      4.83      04/15/2037         14,508,390
   3,669,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2006-C4 CLASS A3                                                      5.47      09/15/2039          3,806,723
   2,750,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2007-C2 CLASS A2                                                      5.45      01/15/2049          2,819,513
   4,958,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2007-C5 CLASS A3                                                      5.69      09/15/2040          5,150,853
   1,869,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION TRUST SERIES
               2007-C1 CLASS AAB                                                            5.34      02/15/2040          1,935,267
  33,014,000   DISCOVER CARD MASTER TRUST SERIES 2009-A2 CLASS A+/-                         1.58      02/17/2015         33,617,281
   1,839,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
               CLASS B                                                                      6.42      12/12/2033          1,916,371
  39,934,000   FINANCIAL CORPORATION OF AMERICA                                             5.50      09/25/2040         43,124,040
  18,955,782   FINANCIAL CORPORATION OF AMERICA +                                           5.50      10/25/2040         20,398,199
     749,418   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
               CLASS A1                                                                     5.56      06/10/2038            755,150
   4,207,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
               CLASS A3                                                                     6.27      12/10/2035          4,447,359
     977,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2001-C2 CLASS B                                                              6.79      04/15/2034          1,009,859
   1,384,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003
               C2 CLASS D                                                                   5.67      05/10/2040          1,403,386
   1,712,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2003-C2 CLASS A2                                                             5.66      05/10/2040          1,871,427
   3,108,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2004-C2 CLASS A4                                                             5.30      08/10/2038          3,337,191
   2,000,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2005-GG3 CLASS A4                                                            4.80      08/10/2042          2,123,008
   5,756,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2005-GG5 CLASS A5                                                            5.22      04/10/2037          6,138,575
   3,002,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2007-GG1 CLASS A6                                                            5.14      06/10/2036          3,192,421
   2,466,217   GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A2                4.32      10/10/2028          2,465,694
   9,696,933   IMPACT FUNDING LLC++                                                         5.31      01/25/2051          9,916,472
  12,103,000   JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP5 CLASS A4                                                    5.36      12/15/2044         13,271,316
   1,628,142   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2000-C10 CLASS C                                                      7.92      08/15/2032          1,627,004
   1,766,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CIBC2 CLASS D                                                    6.85      04/15/2035          1,782,713
   1,007,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2002 C2 CLASS B                                                       5.21      12/12/2034          1,051,508
   1,334,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CIB5 CLASS A2                                                    5.16      10/12/2037          1,419,949
   1,782,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CB7 CLASS A4                                                     4.88      01/12/2038          1,903,678
   4,027,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2004-C2 CLASS A3                                                      5.40      05/15/2041          4,293,049
   1,344,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2004-CB9 CLASS A4                                                     5.54      06/12/2041          1,440,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     13,351   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP4 CLASS A2                                                    4.79%     10/15/2042   $         13,347
   1,332,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP4 CLASS A4                                                    4.92      10/15/2042          1,431,943
   5,070,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2006-LDP9 CLASS A2                                                    5.13      05/15/2047          5,407,780
   3,572,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2006-LDP9 CLASS A3                                                    5.34      05/15/2047          3,719,298
   9,631,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2007-LD12 CLASS A3                                                    6.19      02/15/2051         10,106,489
   2,695,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2007-LDP11 MTG PTHRU CLASS A                                          6.01      06/15/2049          2,870,532
  12,947,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2007-LDPX CLASS A2S                                                   5.31      01/15/2049         12,987,837
      24,171   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2008-C2 CLASS A1                                                      5.02      02/12/2051             24,265
   8,474,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2009-IWST CLASS A2++                                                  5.63      12/05/2027          9,697,979
   7,359,793   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2010-C1 CLASS A1++                                                    3.85      06/15/2043          7,691,795
   1,843,070   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
               CLASS A2                                                                     6.65      11/15/2027          1,876,062
   6,652,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
               CLASS A4                                                                     5.59      06/15/2031          7,061,496
   1,206,266   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
               CLASS A4                                                                     4.56      09/15/2026          1,238,905
   2,763,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
               CLASS A5                                                                     4.85      09/15/2031          2,922,974
   2,157,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
               CLASS A4                                                                     5.12      11/15/2032          2,342,603
   1,887,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C1
               CLASS A4                                                                     4.57      01/15/2031          1,976,698
   3,583,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C2
               CLASS A4                                                                     4.37      03/15/2036          3,680,213
   1,233,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
               CLASS A5                                                                     4.63      10/15/2029          1,287,365
   3,401,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C4
               CLASS A3                                                                     5.17      12/12/2049          3,516,297
     824,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
               CLASS AAB                                                                    5.40      02/15/2040            882,537
   1,751,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C3
               CLASS A3                                                                     6.13      07/15/2044          1,879,159
  10,258,500   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1
               CLASS A2                                                                     6.32      04/15/2041         11,379,192
   2,211,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1
               CLASS AB                                                                     6.32      04/15/2041          2,444,486
   5,601,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4                       5.24      11/12/2035          6,048,214
   5,488,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4                       4.86      08/12/2039          5,740,918
   2,169,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A                      4.95      07/12/2038          2,301,003
     685,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS A4                       4.75      06/12/2043            738,861
   1,367,000   MORGAN STANLEY CAPITAL I SERIES 2002-HQ CLASS B                              6.64      04/15/2034          1,455,053
   3,570,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ6 CLASS A4                            4.97      12/15/2041          3,862,852
   2,500,810   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                            5.15      06/13/2041          2,704,392
  14,116,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                            4.97      04/14/2040         14,614,875
   5,590,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ8 CLASS A4                            4.90      06/15/2040          5,795,320
   2,443,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                            5.27      06/13/2041          2,623,370
   2,891,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                            5.17      01/14/2042          3,123,239
     328,096   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                            4.52      12/13/2041            336,523
   4,523,123   MORGAN STANLEY CAPITAL I SERIES 2007-HQ13 CLASS A1                           5.36      12/15/2044          4,589,810
     897,000   MORGAN STANLEY CAPITAL I SERIES 2008-T29 CLASS A3                            6.46      01/11/2043            978,270
   1,935,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS B                6.55      07/15/2033          2,015,531
   1,586,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ4 CLASS A2                4.07      05/15/2040          1,653,723
   3,344,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4                4.80      01/13/2041          3,545,781
   3,533,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-IQ9 CLASS A5                4.70      07/15/2056          3,742,758
     560,973   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-             0.37      02/25/2047            446,025
   4,666,589   NOMURA ASSET SECURITIES CORPORATION SERIES  1998-D6 CLASS A2                 7.32      03/15/2030          5,249,502
   1,899,308   PNC MORTGAGE ACCEPTANCE CORPORATION SERIES 2001-C1 CLASS A2                  6.36      03/12/2034          1,933,145
   2,027,000   PRUDENTIAL MORTGAGE CAPITAL FUNDING LLC SERIES 2001-ROCK CLASS B             6.76      05/10/2034          2,093,529
     764,799   SALOMON BROTHERS MORTGAGE SECURITIES INCORPORATED VII SERIES
               2000-C2 CLASS C                                                              7.15      07/18/2033            762,574
   2,883,988   SEQUOIA MORTGAGE TRUST+/-                                                    3.75      02/25/2040          2,884,715
     100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-             0.78      02/25/2028             95,462
     188,475   STRUCTURED ASSET SECURITIES CORPORATION SERIES TR 90 1                       4.93      03/01/2020            181,670
   3,754,430   US BANK NA SERIES 2007-1 CLASS A++                                           5.92      05/25/2012          3,931,001
   2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4              6.29      04/15/2034          2,848,631

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    337,412   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1++            4.24%     10/15/2035   $        340,244
   1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3              4.45      11/15/2035          1,716,214
   1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4             5.03      01/15/2041          1,595,830
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $448,923,462)                                                           459,863,825
                                                                                                                   ----------------
CORPORATE BONDS & NOTES: 18.17%
CONSUMER DISCRETIONARY: 1.15%
MEDIA: 1.15%
   3,900,000   BRITISH SKY BROADCASTING GROUP PLC++                                         9.50      11/15/2018          5,393,540
   5,826,000   COMCAST CORPORATION                                                          8.38      03/15/2013          6,769,305
   3,320,000   COMCAST CORPORATION                                                          6.40      03/01/2040          3,788,240
   2,642,000   DIRECTV INCORPORATED                                                         4.60      02/15/2021          2,697,157
   3,523,000   DIRECTV INCORPORATED                                                         6.00      08/15/2040          3,707,866
   2,653,000   GRUPO TELEVISA SA                                                            6.63      01/15/2040          3,007,690
   2,191,000   OMNICOM GROUP INCORPORATED                                                   4.45      08/15/2020          2,245,839
   2,805,000   THOMSON REUTERS CORPORATION                                                  5.95      07/15/2013          3,154,997
   4,795,000   TIME WARNER INCORPORATED                                                     6.10      07/15/2040          5,217,967
                                                                                                                         35,982,601
                                                                                                                   ----------------
CONSUMER STAPLES: 1.17%
BEVERAGES: 0.33%
   7,610,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                  4.13      01/15/2015          8,154,222
   1,960,000   PEPSICO INCORPORATED                                                         5.50      01/15/2040          2,279,766
                                                                                                                         10,433,988
                                                                                                                   ----------------
FOOD & STAPLES RETAILING: 0.25%
   7,380,000   WAL MART STORES INCORPORATED                                                 4.88      07/08/2040          7,731,886
                                                                                                                   ----------------
FOOD PRODUCTS: 0.33%
   4,380,000   KRAFT FOODS INCORPORATED CLASS A                                             5.38      02/10/2020          4,867,560
   1,860,000   KRAFT FOODS INCORPORATED CLASS A                                             6.50      02/09/2040          2,206,423
   3,295,000   WRIGLEY WM JR COMPANY++                                                      3.70      06/30/2014          3,414,658
                                                                                                                         10,488,641
                                                                                                                   ----------------
TOBACCO: 0.26%
   4,178,000   ALTRIA GROUP INCORPORATED                                                    9.70      11/10/2018          5,526,487
   1,765,000   ALTRIA GROUP INCORPORATED                                                   10.20      02/06/2039          2,551,207
                                                                                                                          8,077,694
                                                                                                                   ----------------
ENERGY: 2.00%
OIL, GAS & CONSUMABLE FUELS: 2.00%
   6,890,000   ANADARKO PETROLEUM CORPORATION                                               6.38      09/15/2017          6,817,648
   4,550,000   ENERGY TRANSFER PARTNERS LP                                                  9.00      04/15/2019          5,691,295
   2,280,000   HESS CORPORATION                                                             5.60      02/15/2041          2,365,078
   2,930,000   HUSKY ENERGY INCORPORATED                                                    5.90      06/15/2014          3,271,524
   1,678,000   KINDER MORGAN ENERGY                                                         6.55      09/15/2040          1,871,505
   2,605,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                          6.50      09/15/2037          3,165,273
   3,323,000   NOBLE HOLDING INTERNATIONAL LIMITED                                          6.20      08/01/2040          3,723,106
   2,615,000   PACIFICORP                                                                   6.25      10/15/2037          3,239,527
   4,178,000   PLAINS ALL AMERICAN PIPELINE                                                 3.95      09/15/2015          4,355,786
   8,966,000   ROCKIES EXPRESS PIPELINE++                                                   3.90      04/15/2015          8,913,199
   7,393,000   SHELL INTERNATIONAL                                                          3.10      06/28/2015          7,740,087
   3,680,000   SUNCOR ENERGY INCORPORATED                                                   6.50      06/15/2038          4,285,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
OIL, GAS & CONSUMABLE FUELS (continued)
$  5,774,000   VALERO ENERGY CORPORATION                                                    9.38%     03/15/2019   $      7,357,520
                                                                                                                         62,796,776
                                                                                                                   ----------------
FINANCIALS: 8.28%
CAPITAL MARKETS: 1.30%
   8,425,000   GOLDMAN SACHS GROUP INCORPORATED                                             3.70      08/01/2015          8,528,990
   3,140,000   GOLDMAN SACHS GROUP INCORPORATED                                             6.00      06/15/2020          3,382,483
   2,361,000   GOLDMAN SACHS GROUP INCORPORATED                                             6.75      10/01/2037          2,411,261
   5,902,000   LAZARD GROUP LLC                                                             7.13      05/15/2015          6,360,302
   7,792,000   LAZARD GROUP LLC                                                             6.85      06/15/2017          8,294,335
   4,237,000   MORGAN STANLEY                                                               5.50      01/26/2020          4,290,577
   3,465,000   MORGAN STANLEY                                                               5.50      07/24/2020          3,490,894
   3,715,000   MORGAN STANLEY SERIES MTN                                                    5.95      12/28/2017          3,950,290
                                                                                                                         40,709,132
                                                                                                                   ----------------
COMMERCIAL BANKS: 2.31%
   5,723,000   HSBC HOLDINGS PLC                                                            6.80      06/01/2038          6,774,824
   6,535,000   HSBC HOLDINGS PLC                                                            4.88      08/24/2020          6,751,844
   5,505,000   ITAU UNIBANCO HOLDING SA++                                                   6.20      04/15/2020          5,832,014
   8,578,000   NIBC BANK NV++                                                               2.80      12/02/2014          8,927,107
   3,745,000   NIBC BANK NV                                                                 4.88      11/19/2019          3,986,575
   8,556,000   NORDEA BANK AB++                                                             3.70      11/13/2014          8,982,765
  11,790,000   SWEDISH EXPORT CREDIT                                                        3.25      09/16/2014         12,520,273
   8,660,000   WESTPAC BANKING CORPORATION                                                  2.25      11/19/2012          8,809,186
   9,668,000   WESTPAC BANKING CORPORATION                                                  3.00      08/04/2015          9,777,925
                                                                                                                         72,362,513
                                                                                                                   ----------------
CONSUMER FINANCE: 0.60%
   4,380,000   AMERICAN EXPRESS COMPANY                                                     7.25      05/20/2014          5,094,356
   4,460,000   CAPITAL ONE BANK USA NA                                                      8.80      07/15/2019          5,648,947
   7,965,000   FINANCE FOR DANISH INDUSTRY++                                                2.00      06/12/2013          8,084,316
                                                                                                                         18,827,619
                                                                                                                   ----------------
DIVERSIFIED FINANCIAL SERVICES: 2.01%
   5,515,000   BANK OF AMERICA CORPORATION                                                  7.38      05/15/2014          6,295,621
   5,210,000   BANK OF AMERICA CORPORATION                                                  3.70      09/01/2015          5,200,273
   3,695,000   BANK OF AMERICA CORPORATION                                                  6.00      09/01/2017          3,982,763
   7,420,000   BANK OF AMERICA CORPORATION                                                  5.63      07/01/2020          7,644,232
   9,195,000   CITIGROUP INCORPORATED                                                       1.88      10/22/2012          9,419,965
   3,774,000   CITIGROUP INCORPORATED                                                       6.38      08/12/2014          4,129,416
   6,010,000   CITIGROUP INCORPORATED                                                       4.75      05/19/2015          6,191,400
   1,720,000   CITIGROUP INCORPORATED                                                       5.38      08/09/2020          1,735,864
   4,835,000   CREDIT SUISSE NEW YORK                                                       6.00      02/15/2018          5,271,591
   6,600,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                     6.00      10/01/2017          7,445,361
   5,490,000   JPMORGAN CHASE CAPITAL XXV                                                   6.80      10/01/2037          5,602,809
                                                                                                                         62,919,295
                                                                                                                   ----------------
INSURANCE: 0.24%
   4,150,000   HARTFORD FINANCIAL SERVICES GROUP                                            5.50      03/30/2020          4,176,564
   3,345,000   LIBERTY MUTUAL GROUP++                                                       7.50      08/15/2036          3,371,563
                                                                                                                          7,548,127
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS: 1.19%
     701,000   HCP INCORPORATED SERIES MTN                                                  6.30      09/15/2016            753,832

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
REAL ESTATE INVESTMENT
TRUSTS (continued)
$  1,845,000   HCP INCORPORATED SERIES MTN                                                  6.70%     01/30/2018   $      2,027,303
   5,670,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                  5.65      12/15/2013          6,069,582
   1,640,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                  6.00      01/30/2017          1,743,869
   2,640,000   KILROY REALTY LP++                                                           6.63      06/01/2020          2,714,934
   2,760,000   QATARI DIAR FINANCE QSC                                                      6.13      06/01/2020          3,034,990
   7,460,000   QATARI DIAR FINANCE QSC++                                                    5.00      07/21/2020          7,846,435
   3,123,000   RECKSON OPERATING PARTNERSHIP++                                              7.75      03/15/2020          3,158,649
   2,890,000   WEA FINANCE LLC++                                                            7.50      06/02/2014          3,359,642
   1,889,000   WEA FINANCE LLC++                                                            7.13      04/15/2018          2,243,301
   4,135,000   WESTFIELD GROUP++                                                            5.40      10/01/2012          4,438,505
                                                                                                                         37,391,042
                                                                                                                   ----------------
THRIFTS & MORTGAGE FINANCE: 0.63%
  14,185,000   ACHMEA HYPOTHEEKBANK NV++                                                    3.20      11/03/2014         14,983,800
   4,600,000   CIE FINANCEMENT FONCIER++                                                    2.13      04/22/2013          4,658,839
                                                                                                                         19,642,639
                                                                                                                   ----------------
HEALTH CARE: 0.62%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.10%
   2,840,000   CAREFUSION CORPORATION                                                       4.13      08/01/2012          2,973,560
                                                                                                                   ----------------
HEALTH CARE PROVIDERS & SERVICES: 0.29%
   5,519,000   COVENTRY HEALTH CARE INCORPORATED                                            5.95      03/15/2017          5,522,979
   3,259,000   WELLPOINT INCORPORATED                                                       6.38      06/15/2037          3,670,784
                                                                                                                          9,193,763
                                                                                                                   ----------------
LIFE SCIENCES TOOLS & SERVICES: 0.18%
   2,977,000   LIFE TECHNOLOGIES CORPORATION                                                4.40      03/01/2015          3,152,304
   2,257,000   LIFE TECHNOLOGIES CORPORATION                                                6.00      03/01/2020          2,576,198
                                                                                                                          5,728,502
                                                                                                                   ----------------
PHARMACEUTICALS: 0.05%
   1,410,000   PFIZER INCORPORATED                                                          5.35      03/15/2015          1,625,630
                                                                                                                   ----------------
INDUSTRIALS: 0.21%

ROAD & RAIL: 0.21%
   5,951,000   BURLINGTON NORTH SANTA FE                                                    5.75      05/01/2040          6,686,913
                                                                                                                   ----------------
INFORMATION TECHNOLOGY: 0.61%
COMMUNICATIONS EQUIPMENT: 0.35%
   7,470,000   CISCO SYSTEMS INCORPORATED                                                   4.45      01/15/2020          8,220,317
   2,559,000   CISCO SYSTEMS INCORPORATED                                                   5.50      01/15/2040          2,861,100
                                                                                                                         11,081,417
                                                                                                                   ----------------
SOFTWARE: 0.26%
   4,220,000   ADOBE SYSTEMS INCORPORATED                                                   4.75      02/01/2020          4,541,505
   3,156,000   ORACLE CORPORATION++                                                         5.38      07/15/2040          3,421,066
                                                                                                                          7,962,571
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
MATERIALS: 0.54%
CHEMICALS: 0.38%
$  5,875,000   DOW CHEMICAL COMPANY                                                         4.85%     08/15/2012   $      6,200,269
   3,165,000   DOW CHEMICAL COMPANY                                                         5.90      02/15/2015          3,504,304
   1,869,000   DOW CHEMICAL COMPANY                                                         8.55      05/15/2019          2,342,763
                                                                                                                         12,047,336
                                                                                                                   ----------------
METALS & MINING: 0.16%
   3,458,000   SOUTHERN COPPER CORP                                                         6.75      04/16/2040          3,732,479
   1,077,000   VALE OVERSEAS LIMITED                                                        6.88      11/10/2039          1,233,343
                                                                                                                          4,965,822
                                                                                                                   ----------------
TELECOMMUNICATION SERVICES: 1.88%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.10%
   3,331,000   AT&T INCORPORATED                                                            2.50      08/15/2015          3,366,502
   1,870,000   BRITISH TELECOM PLC                                                          9.88      12/15/2030          2,566,035
   3,350,000   FRANCE TELECOM SA                                                            7.75      03/01/2011          3,466,982
   2,150,000   FRONTIER COMMUNICATIONS                                                      8.13      10/01/2018          2,279,000
   3,040,000   FRONTIER COMMUNICATIONS                                                      8.50      04/15/2020          3,226,200
   3,420,000   FRONTIER COMMUNICATIONS                                                      8.25      04/15/2017          3,616,650
   4,416,000   QWEST CORPORATION                                                            7.50      10/01/2014          4,918,320
   6,055,000   TELEFONICA EMISIONES SA                                                      5.13      04/27/2020          6,524,989
   4,175,000   TELEFONICA EMISIONES SA                                                      5.98      06/20/2011          4,331,717
                                                                                                                         34,296,395
                                                                                                                   ----------------
WIRELESS TELECOMMUNICATION SERVICES: 0.78%
   4,611,000   AMERICA MOVIL SAB DE CV++                                                    5.00      10/16/2019          4,967,914
   1,167,000   AMERICA MOVIL SAB DE CV                                                      6.13      03/30/2040          1,320,776
   1,854,000   AMERICAN TOWER CORPORATION                                                   5.05      09/01/2020          1,869,835
   3,070,000   VERIZON WIRELESS CAPITAL LLC                                                 8.50      11/15/2018          4,140,331
   1,225,000   ROGERS CABLE INCORPORATED                                                    5.50      03/15/2014          1,366,512
   9,442,000   ROGERS WIRELESS INCORPORATED                                                 6.38      03/01/2014         10,798,239
                                                                                                                         24,463,607
                                                                                                                   ----------------
UTILITIES: 1.71%
ELECTRIC UTILITIES: 1.38%
   2,620,000   COMMONWEALTH EDISON                                                          4.00      08/01/2020          2,765,048
   6,650,000   DPL INCORPORATED                                                             6.88      09/01/2011          7,002,517
   4,945,000   DUKE ENERGY CORPORATION                                                      6.30      02/01/2014          5,660,082
   2,760,000   EXELON GENERATION COMPANY LLC                                                6.25      10/01/2039          3,086,690
   4,670,000   FIRSTENERGY SOLUTIONS COMPANY                                                6.05      08/15/2021          4,946,450
   2,601,000   FIRSTENERGY SOLUTIONS COMPANY                                                6.80      08/15/2039          2,672,780
   9,960,000   NEVADA POWER COMPANY SERIES A                                                8.25      06/01/2011         10,483,557
   3,395,000   PROGRESS ENERGY INCORPORATED                                                 6.85      04/15/2012          3,681,962
   2,780,000   SOUTHERN CALIFORNIA EDISON COMPANY                                           4.50      09/01/2040          2,782,268
                                                                                                                         43,081,354
                                                                                                                   ----------------
MULTI-UTILITIES: 0.33%
   7,595,000   DOMINION RESOURCES INCORPORATED PUTTABLE                                     8.88      01/15/2019         10,348,590
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $536,514,598)                                                                       569,367,413
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
YANKEE CORPORATE BONDS & NOTES: 2.52%
ENERGY: 0.47%
OIL, GAS & CONSUMABLE FUELS: 0.47%
   1,550,000   PETRO CANADA                                                                 6.80      05/15/2038          1,863,653
   5,054,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                      6.88      01/20/2040          5,576,119
   1,040,000   PETROLEOS MEXICANOS++                                                        5.50      01/21/2021          1,085,601
   5,760,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                       5.50      09/30/2014          6,363,982
                                                                                                                         14,889,355
                                                                                                                   ----------------

FINANCIALS: 1.33%
COMMERCIAL BANKS: 1.33%
   4,775,000   BANK OF MONTREAL++                                                           2.85      06/09/2015          5,009,443
   3,095,000   CANADIAN IMPERIAL BANK++                                                     2.60      07/02/2015          3,174,158
   5,575,000   CREDIT SUISSE NEW YORK                                                       3.50      03/23/2015          5,782,836
   3,135,000   EXPORT-IMPORT BANK OF KOREA                                                  5.50      10/17/2012          3,340,531
   5,265,000   EXPORT-IMPORT BANK OF KOREA                                                  5.88      01/14/2015          5,893,104
   6,285,000   KFW GROUP                                                                    1.38      07/15/2013          6,368,031
   7,296,000   KOMMUNALBANKEN AS++                                                          2.75      05/05/2015          7,638,255
   4,105,000   KOREA DEVELOPMENT BANK                                                       4.38      08/10/2015          4,354,169
                                                                                                                         41,560,527
                                                                                                                   ----------------
MATERIALS: 0.36%
METALS & MINING: 0.36%
   4,875,000   RIO TINTO FINANCE USA LIMITED                                                5.88      07/15/2013          5,426,480
   4,230,000   RIO TINTO FINANCE USA LIMITED                                                9.00      05/01/2019          5,780,265
                                                                                                                         11,206,745
                                                                                                                   ----------------
TELECOMMUNICATION SERVICES: 0.36%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.36%
  10,675,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                    4.63      09/11/2015         11,278,532
                                                                                                                   ----------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $74,502,358)                                                                  78,935,159
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 0.57%
CALIFORNIA: 0.27%
   5,350,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT BUILD AMERICA BONDS
               (PROPERTY TAX REVENUE)                                                       6.75      08/01/2049          6,034,800
   2,165,000   LOS ANGELES CA USD BUILD AMERICA BONDS (PROPERTY TAX REVENUE)                6.76      07/01/2034          2,470,611
                                                                                                                          8,505,411
                                                                                                                  -----------------
NEVADA: 0.16%
   4,315,000   CLARK COUNTY NV SERIES C BUILD AMERICA BONDS(PORT, AIRPORT &
               MARINA REVENUE)                                                              6.82      07/01/2045          4,981,150
                                                                                                                   ----------------
TEXAS: 0.14%
   3,913,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)                  6.72      01/01/2049          4,318,739
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $16,216,684)                                                                         17,805,300
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY SECURITIES: 13.23%
US TREASURY BONDS: 5.17%
$  6,356,000   US TREASURY BOND                                                             3.13%     04/30/2017   $      6,862,497
  34,544,000   US TREASURY BOND<<                                                           3.63      02/15/2020         38,017,296
   2,950,000   US TREASURY BOND                                                             7.13      02/15/2023          4,283,955
  14,491,000   US TREASURY BOND<<                                                           5.38      02/15/2031         19,008,120
  13,900,000   US TREASURY BOND<<                                                           4.25      05/15/2039         15,700,481
  12,491,000   US TREASURY BOND                                                             4.38      11/15/2039         14,391,980
  14,738,000   US TREASURY BOND                                                             4.63      02/15/2040         17,681,002
  27,339,000   US TREASURY BOND                                                             4.38      05/15/2040         31,542,371
  13,677,000   US TREASURY BOND                                                             3.88      08/15/2040         14,538,227
                                                                                                                        162,025,929
                                                                                                                   ----------------

US TREASURY NOTES: 8.06%
  14,292,000   US TREASURY NOTE                                                             0.75      08/15/2013         14,309,865
  26,053,000   US TREASURY NOTE                                                             1.88      04/30/2014         26,940,417
  11,000,000   US TREASURY NOTE                                                             1.88      06/30/2015         11,302,500
  82,817,000   US TREASURY NOTE                                                             1.38      08/31/2015         82,454,676
  12,118,000   US TREASURY NOTE                                                             4.50      05/15/2017         14,143,027
   4,119,000   US TREASURY NOTE                                                             2.75      02/15/2019          4,280,864
  24,059,000   US TREASURY NOTE<<                                                           3.50      05/15/2020         26,214,927
  71,733,000   US TREASURY NOTE<<                                                           2.63      08/15/2020         72,652,043
                                                                                                                        252,298,319
                                                                                                                   ----------------
TOTAL US TREASURY SECURITIES (COST $397,310,014)                                                                        414,324,248
                                                                                                                   ----------------
YANKEE GOVERNMENT BONDS: 1.46%
   9,460,000   PROVINCE OF ONTARIO                                                          4.10      06/16/2014         10,406,965
   7,855,000   QUEBEC                                                                       3.50      07/29/2020          8,135,329
   7,170,000   REPUBLIC OF CHILE                                                            3.88      08/05/2020          7,403,384
   3,520,000   REPUBLIC OF POLAND                                                           3.88      07/16/2015          3,626,086
   3,900,000   RUSSIA++                                                                     3.63      04/29/2015          3,875,625
  11,865,000   STATE OF QATAR++                                                             4.00      01/20/2015         12,458,250
TOTAL YANKEE GOVERNMENT BONDS (COST $44,412,723)                                                                         45,905,639
                                                                                                                   ----------------
SHORT-TERM INVESTMENTS: 13.97%
CORPORATE BONDS & NOTES: 0.31%
   4,426,339   GRYPHON FUNDING LIMITED(I)(A)(V)                                             0.00                          1,800,595
  13,871,170   VFNC CORPORATION+/-++(I)(A)(V)                                               0.33                          7,793,975
                                                                                                                          9,594,570
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------------                                                                       -------------
INVESTMENT COMPANIES: 13.66%
 334,901,473   WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND(L)(U)(O)             0.21                        334,901,473
  93,289,324   WELLS FARGO SECURITIES LENDING CASH INVEST LLC(v)(l)(u)                      0.30                         93,289,324
                                                                                                                        428,190,797
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $435,058,939)                                                                        437,785,367
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2010 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES (COST $3,758,223,631)*                    123.17%                                  $  3,859,006,792
OTHER ASSETS AND LIABILITIES, NET                                         (23.17)                                      (726,026,601)
                                                                          ------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $  3,132,980,191
                                                                          ------                                   ----------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ----------------
SHORT SALES: (1.04%)
TBA SALE COMMITMENTS (1.04%)
 (30,500,000)  FNMA%%                                                                       5.50      03/25/2037        (32,563,508)
                                                                                                                   ----------------
TOTAL SHORT SALES (PROCEEDS $32,515,859)                                                                                (32,563,508)

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) AND/OR DELAYED DELIVERY BASIS.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)  ILLIQUID SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(O) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,759,826,671 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $96,924,588
GROSS UNREALIZED DEPRECIATION    (2,255,533)
                                -----------
NET UNREALIZED APPRECIATION     $96,693,571

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME PORTFOLIOS FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS AUGUST 31, 2010(UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

Each Fund may invest in term loans. A Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INFLATION-INDEXED BONDS AND TIPS

Certain Funds may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

FAIR VALUE MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:


                                                       SIGNIFICANT       SIGNIFICANT
                                                          OTHER          UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS       INPUTS
INVESTMENTS IN SECURITIES               (LEVEL 1)       (LEVEL 2)          (LEVEL 3)        TOTAL
-------------------------            -------------   -----------------   ------------   ------------
INFLATION PROTECTED BOND PORTFOLIO
Corporate bonds and notes            $          0      $          0       $1,507,523      $1,507,523
U.S. Treasury obligations              98,140,197                 0                0      98,140,197
Investment companies                      307,645         1,029,556                0       1,337,201
                                     ------------      ------------       ----------    ------------
Total                                $ 98,447,842        $1,029,556       $1,507,523    $100,984,921
                                     ------------      ------------       ----------    ------------
MANAGED FIXED INCOME PORTFOLIO
Asset-backed securities              $          0      $ 17,491,701       $1,470,652    $18,962,353
Collateralized mortgage
obligations                                     0        56,413,062                0      56,413,062
Corporate bonds and notes                       0        53,483,537          745,067      54,228,604
Yankee corporate bonds and notes                0         2,594,486                0       2,594,486
Term loans                                      0         1,143,306                0       1,143,306
Agency securities                               0        10,598,263                0      10,598,263
Municipal bonds                                 0        22,629,214                0      22,629,214
U.S. Treasury obligations               3,486,090                 0                0       3,486,090
Investment companies                  121,697,494            66,654                0     121,764,148
                                     ------------      ------------       ----------    ------------
Total                                $125,183,584      $164,420,223       $2,215,719    $291,819,526
                                     ------------      ------------       ----------    ------------


                                                        SIGNIFICANT      SIGNIFICANT
                                                           OTHER         UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS       INPUTS
                                       (LEVEL 1)        (LEVEL 2)         (LEVEL 3)         TOTAL
-------------------------            -------------   -----------------    -----------   ------------
STABLE INCOME PORTFOLIO
Asset-backed securities              $          0      $ 13,385,569       $        0    $ 13,385,569
Commercial mortgage-backed                      0         3,174,500                0       3,174,500
obligations
Corporate bonds and notes                       0         3,556,155          332,923       3,889,078
Loan Participation                              0           686,591                0         686,591
Agency securities                               0        19,169,636                0      19,169,636
Municipal bonds                                 0           798,289                0         798,289
U.S. Treasury obligations              15,998,224                 0                0      15,998,224
Investment companies                   50,743,894                 0                0      50,743,894

                                     ------------      ------------       ----------    ------------
                                     $ 66,742,118      $ 40,770,740       $  332,923    $107,845,781
                                     ------------      ------------       ----------    ------------

                                                        SIGNIFICANT      SIGNIFICANT
                                                           OTHER         UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
                                       (LEVEL 1)         (LEVEL 2)         (LEVEL 3)         TOTAL
                                     -------------   -----------------   ------------   --------------
TOTAL RETURN BOND PORTFOLIO
Agency securities                    $          0     $1,698,534,608      $        0    $1,698,534,608
Asset-backed securities                         0        136,485,233               0       136,485,233
Collareralized mortgage                         0        459,863,825               0       459,863,825
obligations
Corporate bonds and notes                       0        569,367,413       9,594,570       578,961,983
Municipal bonds                                 0         17,805,300               0        17,805,300
Yankee corporate bonds and notes                0         78,935,159               0        78,935,159
Yankeee government bonds                        0         45,905,639               0        45,905,639
U.S. Treasury obligations             414,324,248                  0               0       414,324,248
Investment companies                  334,901,473         93,289,324               0       428,190,797
                                     ------------     --------------      ----------    --------------
                                     $749,225,721     $3,100,186,501      $9,594,570    $3,859,006,792
                                     ------------     --------------      ----------    --------------

As of August 31, 2010, the inputs used in valuing the Total Return Bond Portfolio other financial instruments, which are carried at fair value, were as follows:

                                                        SIGNIFICANT      SIGNIFICANT
                                                           OTHER         UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
                                       (LEVEL 1)          (LEVEL 2)        (LEVEL 3)        TOTAL
                                     -------------   -----------------   ------------   --------------
SHORT SALES                                $0          $(32,563,508)          $0         $(32,563,508)
CREDIT DEFAULT SWAP CONTRACTS               0              (397,988)           0             (397,988)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                         INFLATION                 TOTAL
                                         PROTECTED    STABLE       RETURN
                                           BOND       INCOME        BOND
CORPORATE BONDS & NOTES                 PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------                 ----------   ---------   ----------
Balance as of May 31, 2010              $1,555,707   $ 725,511   $9,753,867
   Realized gains or losses                      0           0            0
   Change in unrealized gains or
                                             4,661     358,152
losses                                                              293,309
   Net purchases (sales)                   (52,845)   (750,740)    (452,606)
   Transfers in and/or out of Level 3            0                        0
                                        ----------   ---------   ----------
Balance as of August 31, 2010           $1,507,523   $ 332,923   $9,594,570
                                        ----------   ---------   ----------
Change in unrealized gains or losses
included in earnings relating to
securities still held at August 31,
2010                                    $      429   $ 252,246   $ (159,297)
                                        ----------   ---------   ----------

                                        COLLATERALIZED   CORPORATE
                                            MORTGAGE       BONDS &
MANAGED FIXED INCOME PORTFOLIO            OBLIGATIONS      NOTES        TOTAL
------------------------------          --------------   ---------   ----------
Balance as of May 31, 2010                $        0      $757,438   $  757,438
   Change in unrealized gains or
   losses                                          0        13,358       13,358
   Net purchases (sales)                           0       (25,729)     (25,729)
   Transfers in and/or out of Level 3      1,470,652             0    1,470,652
                                          ----------      --------   ----------
Balance as of August 31, 2010             $1,470,652      $745,067   $2,215,719
                                          ----------      --------   ----------
Change in unrealized gains or losses
included in earnings relating to
securities still held at August 31,
2010                                      $        0      $  1,509   $    1,509
                                          ----------      --------   ----------

DERIVATIVE TRANSACTIONS

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund's total return. At August 31, 2010, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations - Buy protection


                                               RATING OF                  FIXED   FREQUENCY
                                 REFERENCE    REFERENCE                 PAYMENTS     OF                    UPFRONT
                                   DEBT          DEBT       NOTIONAL     MADE BY  PAYMENTS     MARKET      PREMIUM       UNREALIZED
EXPIRATION    COUNTERPARTY      OBLIGATION    OBLIGATION*    AMOUNT     THE FUND    MADE       VALUE    PAID/(RECEIVED)  GAIN/(LOSS)
----------  -----------------  -------------  -----------  -----------  --------  ---------  ---------  ---------------  -----------
3/20/2015   Barclay's Capital  FirstEnergy       Baa3       $5,000,000    1.00%   Quarterly  $(281,237)    $106,757       $(174,480)
                               Corporation
                               7.375%,
                               11/15/2031#
6/20/2015   Barclay's Capital  Cisco Systems        A       $5,000,000    1.00%   Quarterly    $83,970     $(96,796)      $ (12,826)
                               Incorporated
                               5.25%,
                               02/22/2011#
6/20/2015   Barclay's Capital  Cisco Systems        A       $5,000,000    1.00%   Quarterly    $83,970     $(74,680)      $   9,290
                               Incorporated
                               5.25%,
                               02/22/2011#

Credit default swaps on debt obligations - Sell protection


                                               RATING OF                  FIXED   FREQUENCY
                                 REFERENCE    REFERENCE                 PAYMENTS     OF                    UPFRONT
                                   DEBT          DEBT       NOTIONAL     MADE BY  PAYMENTS     MARKET      PREMIUM       UNREALIZED
EXPIRATION    COUNTERPARTY      OBLIGATION    OBLIGATION*    AMOUNT     THE FUND    MADE       VALUE    PAID/(RECEIVED)  GAIN/(LOSS)
----------  -----------------  -------------  -----------  -----------  --------  ---------  ---------  ---------------  -----------
9/20/2015   Barclay's Capital  Oracle             A         $5,000,000    1.00%   Quarterly  $(142,345)    $136,465       $(5,880)
                               Corporation
                               5.25%,
                               01/15/2016#
9/20/2015   Barclay's Capital  Oracle             A1        $5,000,000    1.00%   Quarterly  $(142,346)    $151,032       $ 8,686
                               Corporation
                               5.25%,
                               01/15/2016#


* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#    The Fund entered into the swap contract for speculative purposes.

Total Return Bond Portfolio had an average notional balance on credit default swaps of $13,152,174 during the 3 months ended August 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: October 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: October 29, 2010


                                        By: /s/ Kasey Phillips

                                            Kasey Phillips
                                            Treasurer

                                        Date: October 29, 2010